As filed with the Securities and Exchange Commission on     April 30, 1998
                                               Securities Act File No. 33-92712
                                       Investment Company Act File No. 811-9050

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                          -----

        Pre-Effective Amendment No.
        Post-Effective Amendment No.     8                                   X
                                        ---                               -----

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               X
        Amendment No.      12                                                X


                                 PANORAMA TRUST
               (Exact Name of Registrant as Specified in Charter)

                      One Exchange Place, Boston, MA 02109

       Registrant's Telephone Number, including Area Code: (617) 573-1557

Name and Address of Agent for Service:                 Copies to:
Gail A. Hanson, Esq.                                   Joseph P. Barri, Esq.
First Data Investor Services Group, Inc.               Hale and Dorr
One Exchange Place                                     60 State Street
53 State Street                                        Boston, MA 02109
Boston, Massachusetts  02109



        It is proposed that the filing will become effective:

               immediately upon filing pursuant to paragraph (b)
         X     on April 30, 1998 pursuant to paragraph (b)
               60 days after filing pursuant to paragraph (a)(1)
        -----
               on               pursuant to paragraph (a)(1)
        -----     -------------
               75 days after filing pursuant to paragraph (a)(2)
        -----
               on               pursuant to paragraph (a)(2) of Rule 485
        -----     -------------



                                  EXPLANATORY NOTE

This Post-Effective Amendment relates only to Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund, series of Panorama Trust (the "Trust"). The Pictet Eastern European Fund, another series of the Trust is incorporated by reference to Post-Effective Amendment No. 6 in which its initial prospectus and statement of additional information were filed. The Pictet Eastern European Fund commenced operations on April 2, 1998.





                                 PANORAMA TRUST

                                    FORM N-1A

                              CROSS REFERENCE SHEET

                            PURSUANT TO RULE 485 (b)




Part A.
Item No.                                                                    Prospectus Caption

1.      Cover Page                                                          Cover Page

2.      Synopsis                                                            Expenses of the Fund

3.      Condensed Financial Information                                     Financial Highlights

4.      General Description of Registrant                                   Investment Objective and Policies; Investment
                                                                            Techniques; Risk Factors; General Information

5.      Management of the Fund                                              Management of the Fund; Purchase of Shares;
                                                                            Redemption of Shares; Exchange of Shares; Valuation
                                                                            of Shares

5A.     Management's Discussion of                                          Not Applicable
        Fund Performance

6.      Capital Stock and Other Securities                                  Dividends, Capital Gain Distributions and Taxes;
                                                                            General Information

7.      Purchase of Securities Being Offered                                Purchase of Shares

8.      Redemption or Repurchase                                            Redemption of Shares; Exchange of Shares; Valuation
                                                                            of Shares

9.      Pending Legal Proceedings                                           Not Applicable

Part B.
                                                                            Statement of Additional
Item No.                                                                    Information Caption

10.     Cover Page                                                          Cover Page

11.     Table of Contents                                                   Table of Contents

12.     General Information and History                                     Investment Objective and Policies; General
                                                                            Information

13.     Investment Objectives and Policies                                  Investment Objective and Policies; Investment
                                                                            Limitations

14.     Management of the Registrant                                        Management of the Fund; Investment Advisory and
                                                                            Other Services

15.     Control Persons and Principal Holders of Securities                 Management of the Fund; Investment Advisory and
                                                                            Other Services; General Information

16.     Investment Advisory and Other Services                              Management of the Fund; Investment Advisory and
                                                                            Other Services; Distributor

17.     Brokerage Allocation                                                Portfolio Transactions

18.     Capital Stock and Other Securities                                  Additional Information Concerning Taxes; General
                                                                            Information

   19.  Purchase, Redemption and Pricing of                                 Purchase of Shares;
        Securities Being Offered                                            Redemption
                                                                            of Shares; General Information

20.     Tax Status                                                          Additional Information Concerning Taxes

21.     Underwriters                                                        Distributor

22.     Calculation of Performance Data                                     Performance Calculations

23.     Financial Statements                                                Financial Statements





                       PICTET GLOBAL EMERGING MARKETS FUND
                 One Exchange Place Boston, Massachusetts 02109


                          Prospectus - April 30, 1998

    Panorama Trust, a Massachusetts business trust (the "Trust"), is a no-load, diversified, open-end management investment company which currently offers shares of three series, one of which is Pictet Global Emerging Markets Fund (the "Fund"). The investment objective of the Fund is to provide long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers in countries having emerging markets. The net asset value of the Fund will fluctuate. Shares of the Fund are subject to investment risks, including the possible loss of principal.

    This Prospectus sets forth concisely the information a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference. Additional information about the Fund is contained in the Statement of Additional Information (the "SAI") dated April 30, 1998, as supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials in the SEC's Internet Website (http://www.sec.gov). The SAI is incorporated by reference into this Prospectus and is available upon request and without charge by calling the Trust at (514) 288-0253.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
                      UPON THE ACCURACY OR ADEQUACY OF THIS
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                              EXPENSES OF THE FUND

    The following table illustrates the expenses and fees incurred by the Fund for the year ended December 31, 1997.

                        Shareholder Transaction Expenses

Sales Load Imposed on Purchases..................................................................         NONE
Sales Load Imposed on Reinvested Dividends.......................................................         NONE
Deferred Sales Load..............................................................................         NONE
Redemption Fees..................................................................................         NONE
Exchange Fees....................................................................................         NONE

                         Annual Fund Operating Expenses
                     (as a percentage of average net assets)

Investment Advisory Fees (after waiver)*........................................          1.11%
Other Expenses..................................................................           .59%
                                                                                           ----
Total Operating Expenses (after waiver)*........................................          1.70%

                                                                                          =====
 .........
*    The  Investment  Adviser  voluntarily  has  agreed  to  waive  its fees and reimburse  expenses  to the  extent  necessary  to  assure  that the  total operating  expenses  do not exceed  1.70% of the Fund's  average  daily net assets.  Without such voluntary waiver,  investment advisory fees and total operating  expenses  would have been 1.25% and 1.84%  respectively,  of the
     Fund's average daily net assets.


        The   purpose  of  the  above   table  is  to  assist  an  investor  in
understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For further information concerning the Fund's expenses, see "Investment Adviser" and "Administrative Services."

         The following example illustrates the estimated expenses that an investor in the Fund would pay on a $1,000 investment over various time periods assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the above table, the Fund charges no redemption fees of any kind.

                                         1 Year            3 Years              5 Years          10 Years
                                         -------           -------              -------          --------

                                           $17               $54                $92               $201

     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. THE ABOVE FIGURES ARE ESTIMATES ONLY. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.



                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights of the Fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the Trust's annual report dated December 31, 1997 (the "Annual Report") and which are incorporated by reference into the SAI. The financial statements and related notes contained in the Annual Report have been audited by Coopers & Lybrand L.L.P., independent accountants. Additional information concerning the performance of the Fund is included in the Annual Report which may be obtained without charge by writing the Trust at the address on the back cover of this Prospectus.

                       Pictet Global Emerging Markets Fund
                  For a share outstanding throughout each year

                                                                         Year                 Year                 Period
                                                                        Ended                Ended                  Ended
                                                                          12/31/97           12/31/96 (b)          12/31/95* (b)

Net asset value, beginning of year                                      $10.13                 $ 9.51                $10.00
                                                                        ------                 ------                ------

Income from investment operations:
     Net investment income                                                 0.04                  0.07                   0.02
     Net realized and unrealized gain/(loss) on investments               (1.18)                 0.71                  (0.49)
                                                                          ------                 ----                  ------

Total from investment operations                                          (1.14)                 0.78                  (0.47)
                                                                          ------                 ----                  ------

Distributions to shareholders:
     Distributions from net investment income                             (0.01)                (0.07)                 (0.02)
     Distributions in excess of net investment income                     (0.01)                (0.00)#                (0.00)#
     Distributions from net realized gains on investments                   ---                 (0.08)                   ---
                                                                          -------               ------                 -----
     Distributions in excess of net realized gains
         on investments                                                   (0.10)                (0.01)                   ---
                                                                          ------                ------                 -----

Total distributions                                                       (0.12)                (0.16)                 (0.02)
                                                                          ------                ------                 ------

Net asset value, end of year                                              $8.87               $10.13                 $ 9.51
                                                                          =====               ======                 ======

Total return ++                                                         (11.29)%                 8.32%                (4.72)%
                                                                        ========                 =====                =======
Ratios to average daily net assets/supplemental data:
     Net assets, end of year (in 000's)                              $190,921               $122,047                $ 9,623
     Ratio of operating expenses                                          1.70%                  1.70%                 1.95%+
     Ratio of operating expenses without expense reductions               1.84%                  2.20%                 8.39%+
     Ratio of net investment income                                       0.32%                  0.88%                 0.68%+
     Ratio of net investment income/(loss) without expense
reductions                                                                0.18%                  0.38%                (5.77)%+
     Net investment income/(loss) per share without expense
reductions                                                              $0.02                  $ 0.03                $ (0.13)
     Portfolio turnover rate                                                 77%                    48%                     5%
     Average commission rate (per share of security)(a)               $0.0011                $0.0009               $0.0010

*    Pictet Global Emerging Markets Fund commenced operations on October 4, 1995.
+    Annualized.
++   Total return represents aggregate total return for the period.
#    Amount represents less than $0.00 per share.
(a)  Average  commission rate paid per share of securities  purchased and sold by the Fund.
(b)  Per share amounts have been restated to reflect the stock dividend of 9 additional shares for each share  outstanding.  On December 2, 1996, the Board of Trustees  declared a stock  dividend of nine  additional  shares for each share  outstanding  of
     Pictet Global Emerging  Markets Fund. The record date of the stock dividend was December 31, 1996, payable on January 1, 1997.




                        INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to provide long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers in countries having emerging markets. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than those in the more developed nations of the world. Currently, it is expected that under normal conditions at least 85% of the Fund's total assets will be invested in emerging market equity securities.

    The Fund considers countries having emerging markets to be all countries that generally are considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. The countries at present may include, but are not limited to, Argentina, Turkey, India, Indonesia, Israel, Brazil, Czech Republic, Greece, Malaysia, Mexico, China, Taiwan, Russia, South Africa, and South Korea. In addition, as used in this Prospectus, "emerging market equity securities" means (i) equity securities of companies in which the principal securities trading market is considered an emerging market country, as defined above; (ii) equity securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging market countries or sales made in such emerging market countries; or (iii) equity securities of companies organized under the laws of, and with a principal office in, an emerging market country. "Equity securities" as used in this Prospectus refers to common stock, preferred stock, investment company shares, convertible securities, warrants or rights to subscribe to or purchase such securities, American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Russian Depositary Certificates ("RDCs") or other similar securities representing common stock of foreign issuers typically issued by banks, trust companies or brokers. Determinations as to eligibility will be made by the Fund's Adviser, Pictet International Management Limited (the "Adviser"), based on publicly available information and inquiries made to the companies. See "Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies. The Fund normally will maintain investments in fifteen or more, but in no event fewer than eight, developing market countries.

         The Fund and its Adviser may, from time to time, use various methods of selecting securities for the Fund, and also may employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund. The Adviser's philosophy for investing in emerging markets focuses on stock selection and significantly diversifying the Fund's investments on a company and country level. The Adviser uses a proprietary database which screens for emerging markets that meet the Adviser's criteria. Generally, in order for a country to be included by the Adviser as a permissible emerging market investment, it must satisfy certain conditions and criteria. These criteria include: the country must meet custodial criteria, such as security of assets and international experience; the country typically satisfies certain socio-economic conditions, including freedom to invest and repatriate capital and deregulation of the economy; and the country typically satisfies specific cyclical criteria, including liquidity conditions, industrial production capacity constraints, direction of real interest rates and the valuation of the market.

         The Fund may invest up to 35% of its total assets in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers' acceptances) which are rated at least Baa by Moody's Investors Services, Inc.'s ("Moody's"); are rated at least BBB by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"); or are unrated debt securities deemed to be of comparable quality by the Adviser. Securities with the lowest rating in the investment grade category (i.e., Baa by Moody's or BBB by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher-rated securities. Certain debt securities can provide the potential for long-term growth of capital based on various factors such as changes in interest rates; economic and market conditions; improvement in an issuer's ability to repay principal and pay interest; and ratings upgrades. Additionally, convertible bonds can provide the potential for long-term growth of capital through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible. However, there can be no assurances that debt securities or convertible bonds will provide long-term growth of capital.

         When deemed appropriate by the Adviser, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI. When the Adviser believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in high-quality money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Investment Techniques-Temporary Investments."

         In addition, the Fund may enter into forward foreign currency exchange contracts and reverse repurchase agreements and may utilize forward foreign currency exchange contracts as a hedge against changes resulting from market conditions and exchange rates.


                              INVESTMENT TECHNIQUES

         Temporary Investments. As determined by the Adviser when market conditions warrant, the Fund may invest up to 100% of its total assets in the following high quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality as determined by the Adviser) money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country; short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations; obligations of banks (including certificates of deposit, time deposits and bankers' acceptances); and repurchase agreements with banks and broker-dealers with respect to such securities.

         Repurchase Agreements. The Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). Under normal circumstances, however, the Fund will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of its total assets to be subject to repurchase agreements. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered to be loans collateralized by the underlying securities. The Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         Borrowing and Reverse Repurchase Agreements. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow money from banks. However, the Fund will not borrow money for speculative purposes. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to the Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that the Fund may not be able to establish its right to receive the underlying securities.

         "When Issued," "Delayed Settlement," and "Forward Delivery" Securities. The Fund may purchase and sell securities on a "when issued," "delayed settlement" or "forward delivery" basis. "When issued" or "forward delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When issued or forward delivery transactions may be expected to occur one month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Fund in a when issued, delayed settlement or forward delivery transaction until the Fund receives payment or delivery from the other party to the transaction. The Fund will maintain a separate account of cash or liquid assets at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date.
Although the Fund receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

         The Fund will engage in when issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Fund engages in when issued, delayed settlement or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. The Fund's when issued, delayed settlement and forward delivery commitments are not expected to exceed 25% of its total assets absent unusual market circumstances, and the Fund will only sell securities on such a basis to offset securities purchased on such a basis.

         Depositary Receipts and Certificates. The Fund may purchase sponsored or unsponsored ADRs, EDRs, GDRs and RDCs (collectively, "Depositary Receipts and Certificates"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, GDRs, and RDCs typically are issued by foreign banks, trust companies or brokers, although they also may be issued by U.S. banks, trust companies or brokers, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts and Certificates will be deemed to be investments in the underlying securities.

         Privatizations. The Fund may invest in privatizations. The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

         Illiquid Securities. The Fund will not invest more than 15% of its net assets in securities that are illiquid as determined by the Adviser under the supervision of the Board of Trustees. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.

    Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies investing in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the 1940 Act. In addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its "pro rata" portion of the other investment company's advisory fees and other expenses. Therefore, to the extent that the Fund invests in shares of other investment companies, the Fund's shareholders will be subject to expenses of such other investment companies, in addition to expenses of the Fund. The Fund also may incur a tax liability or experience other adverse tax consequences to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the SAI for further information.

         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (a "forward contract") is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year. The Fund will maintain a segregated account consisting of cash or liquid assets in an amount equal to the value of currency that the Fund is required to purchase under a forward contract.

         The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Adviser believes that the currency of a particular foreign country will rise or fall substantially against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. The Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is a pattern of correlation between the two currencies. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be predicted accurately which could cause a loss to the Fund.

         Except as specified on the preceding pages and as described under "Investment Limitations" in the SAI, the Fund's investment objective and policies are not fundamental, and the Board may change such objective and policies without shareholder approval.


                                  RISK FACTORS

         All investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase depending on a variety of factors which may affect the values and income generated by the Fund's securities, including general economic conditions, market factors and currency exchange rates. An investment in the Fund is not intended as a complete investment program.

         Foreign Securities. Investing in the securities of foreign companies involves special risks and considerations typically not associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of expropriation  or  confiscatory  taxation;  adverse  changes  in  investment  or exchange control regulations; political instability which could affect U.S. investment in foreign countries; and potential restrictions on the flow of international capital. Also, changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities in the Fund's portfolio which are denominated or quoted in currencies other than the U.S. dollar. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States.
Moreover,  the  dividend  or  interest  income or gain from the  Fund's  foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable with those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         Investing in Emerging Markets. The risks of foreign securities often are heightened for investments in developing or emerging markets, including certain Eastern European countries where the risks include the possibility that such countries may revert to a centrally planned economy. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable issuers in developed markets. Clearance and settlement procedures are different in some emerging markets and at times settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of those securities, or, if the Fund had entered into a contract to sell a security, in possible liability to the purchaser.

         Costs associated with transactions in foreign securities generally are higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency. Developing countries also may impose restrictions on the Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. dollars or local currency and only at the exchange rate established by the government once each week.

         Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Some countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be traded internationally. Certain developing countries face serious exchange constraints.

         Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

         In many emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on the Fund's non-dollar denominated securities.

         Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

         Securities traded in certain emerging securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Furthermore, there can be no assurance that the Fund's investments in certain developing countries would not be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of developing countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities.

         There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus. See those sections entitled "Repurchase Agreements," "Reverse Repurchase Agreements," "When Issued," "Delayed Settlement" and "Forward Delivery Securities" and "Forward Foreign Currency Exchange Contracts" under "Investment Techniques" in the Prospectus. Additional information on these topics is contained in the SAI. Supplementary information regarding the risks of investment in Russian and other foreign securities is contained in Appendix A of the SAI.

         Year 2000 Risks. Like other mutual funds, financial and business organizations and individuals around the world, a fund could be adversely affected if the computer systems used by its Adviser and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Pictet International Management Limited is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds.

                               PURCHASE OF SHARES

         Shares of the Fund are sold without a sales commission on a continuous basis to the Adviser (or its affiliates) or to other institutions (individually, the "Institution" or collectively, the "Institutions") acting on behalf of the Institution's or an affiliate's clients, at the net asset value per share next determined after receipt of the purchase order by the transfer agent. See "Valuation of Shares." The minimum initial investment in the Fund is $100,000; the minimum subsequent investment in the Fund is $10,000. The Fund reserves the right to reduce or waive the minimum initial and subsequent investment requirements from time to time. Beneficial ownership of shares will be reflected on books maintained by the Adviser or the Institutions. A prospective investor wishing to purchase shares in the Fund should contact the Adviser or his or her Institution.

     Purchase orders for shares are accepted only on days on which both the Adviser and the Federal Reserve Bank of New York are open for business. It is the responsibility of the Adviser or Institution to transmit orders for shares purchased to First Data Investor Services Group, Inc. ("Investor Services Group"), the Fund's transfer agent, and deliver required funds to the Fund's transfer agent on a timely basis. Payment in cash for Fund shares must be made in federal funds by 12:00 noon Eastern time on the day after the purchase order is received by the transfer agent. Shareholders should contact the Adviser for appropriate purchase/wire procedures. Shareholders should also contact the Adviser for information on in-kind purchases of Fund shares.
See "Purchase of Shares" in the SAI.

         The Trust and its distributor reserve the right, in their discretion, to suspend the offering of shares of the Fund or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. Purchases of the Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

         General. The issuance of shares is recorded on the books of the Trust. The transfer agent will send to each shareholder of record a statement of shares of the Fund owned after each purchase or redemption transaction relating to such shareholder. Neither the distributor, the Adviser nor the Institutions are permitted to withhold placing orders to benefit themselves by a price change.


                              REDEMPTION OF SHARES

         Shares of the Fund may be redeemed at any time, without cost, at the net asset value of the Fund next determined after receipt by the transfer agent of a redemption request in proper order. The net asset value of redeemed shares may be more or less than the purchase price of the shares depending on the market value of the investment securities held by the Fund. An investor wishing to redeem shares should contact the Adviser or his or her Institution. No charge is made by the Fund for redemptions. It is the responsibility of the Adviser or Institution to transmit redemption orders promptly to the transfer agent.

    Payment of redemption proceeds ordinarily will be made by wire within one business day, but in no event more than three business days, after receipt of the order in proper form by the transfer agent. The Fund may suspend the right of redemption or postpone the date of payment at times when the New York Stock Exchange (the "Exchange") is closed, or under any emergency circumstances as determined by the SEC. See "Valuation of Shares" for the days on which the Exchange is closed.

    If the Board determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received as a redemption in kind.


         The Fund reserves the right to redeem an account in the Fund, upon 30 days' written notice, if the net asset value of the account's shares falls below $100,000 due to redemptions and is not increased subsequently to at least such amount within the 30-day period.


                               EXCHANGE OF SHARES

     Shareholders may exchange shares of the Fund for shares of other series of the Trust based on the relative net asset values per share of the series at the time the exchange is effected. Currently, shares of the Fund may be exchanged for shares of Pictet International Small Companies Fund and Pictet Eastern European Fund. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, shareholders should obtain and read the prospectus of the series whose shares will be acquired in the exchange. Prospectuses can be obtained by calling the Trust at (514) 288-0253.

         All exchanges are subject to the applicable minimum initial and subsequent investment requirements of the series whose shares will be acquired. In addition, an exchange is permitted only between accounts with identical registrations. Shares of a series may be acquired in an exchange only if the shares are being offered currently and are available legally for sale in the state of the shareholder's legal residence.

         An exchange involves the redemption of shares of the Fund and the purchase of shares of another series. Shares of the Fund will be redeemed at the net asset value per share of the Fund next determined after receipt of an exchange request in proper form. Shareholders that are not exempt from taxation may realize a taxable gain or loss in an exchange transaction. See "Dividends, Capital Gain Distributions and Taxes."

         A shareholder wishing to exchange shares of the Fund should contact the Adviser or his or her Institution. The exchange privilege may be modified or terminated at any time subject to shareholder notification. The Trust reserves the right to limit the number of times an investor may exercise the exchange privilege.


                               VALUATION OF SHARES

    The net asset value of the Fund is determined by dividing the total market value of its investments and other assets, less any of its liabilities, by the total outstanding shares of the Fund. The Fund's net asset value per share is determined as of the close of regular trading on the Exchange on each day that the Adviser and Exchange are open for business and the Fund receives an order to purchase, exchange or redeem its shares. Currently, the Exchange is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (or the days on which they are observed).

         Equity securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price as of the close of the Exchange's regular trading hours on the day the valuation is made. Generally, securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the asked and bid prices. The value of securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. One or more pricing services may be used to provide securities valuations in connection with the determination of the net asset value of the Fund. Short term investments that mature in 60 days or less are valued at amortized cost.


                 DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         The Fund normally will distribute at least annually to shareholders substantially all of its net investment income and any net realized capital gain. Undistributed net investment income is included in the Fund's net assets for the purpose of calculating net asset value per share. Therefore, on the Fund's "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares of the Fund by an investor, although in effect a return of a portion of the purchase price, are taxable to the investor. Dividends or distributions will be reinvested automatically in additional shares of the Fund at the net asset value next determined after the dividend is declared.

FEDERAL TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

    Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount at least equal to 90% of its investment company taxable income and 90% of its net tax-exempt interest income (if any) for such taxable year. In general, the Fund's investment company taxable income will be its net investment income, including interest and dividends, subject to certain adjustments, certain net foreign currency gains, and any excess of its net short-term capital gain over its net long-term capital loss, if any, for such year. The Fund intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to the Fund's shareholders who are not exempt from Federal income taxes. Subject to the limitations prescribed in the Code, the dividends-received deduction for corporations will apply to such ordinary income distributions only to the extent they are attributable to qualifying dividends received by the Fund from domestic corporations for the taxable year. It is anticipated that only a small part (if any) of the dividends paid by the Fund will be eligible for the dividends-received deduction.

     Substantially all of the Fund's net long-term capital gain, if any, in excess of its net short-term capital loss will be distributed at least annually to its shareholders. The Fund generally will have no tax liability with respect to such gains and the distributions will be taxable to the shareholders who are not exempt from Federal income taxes as capital gains, regardless of how long the shareholders have held the shares. For Shareholders other than corporations, different tax rates may apply to these capital gain distributions depending upon their sources and other relevant factors, and the Fund will provide appropriate information regarding these rates to its shareholders.

    The impact of dividends or distributions which are expected to be declared, or have been declared but not paid, should be considered carefully prior to purchasing such shares. Any dividend or distribution paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of a portion of the purchase price, is subject to tax. Shareholders that are not tax-exempt may also be subject to tax upon redemption or exchange of shares of the Fund.

    It is expected that dividends, certain interest income and possibly certain capital gains earned by the Fund from foreign securities will be subject to foreign withholding taxes or other foreign taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of equity or debt securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it as paid by its shareholders. If the Fund makes this election, the amount of qualified foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder who is subject to tax generally may be entitled, subject to certain holding period requirements and other limitations under the Code, (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities or (b) to deduct such proportionate amount from U.S. income if deductions are itemized.

         Miscellaneous. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by the Fund on December 31, in the event such dividends are paid during January of the following year.

         A 4% nondeductible excise tax is imposed under the Code on regulated investment companies that fail to currently distribute for each calendar year specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) earned in specified periods. The Fund expects that it generally will make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income for each calendar year to avoid liability for this excise tax.

         The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situations.

         The foregoing discussion of tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, which are subject to change.

         Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends (including capital gain distributions) or gross proceeds realized upon a redemption, exchange or other sale of shares paid to shareholders who are subject to "backup withholding" because they have failed to provide a correct, certified taxpayer identification number in the manner required, have received IRS notice of their failure to report payments of taxable interest or dividends properly on their tax returns or have failed to certify to the Fund that they are not subject to backup withholding or that they are "exempt recipients" when required to do so.



STATE, LOCAL AND FOREIGN TAXES

         Shareholders also may be subject to state and local or foreign taxes on distributions from, or the value of an investment in, the Fund. A shareholder should consult a tax adviser with respect to the tax status of an investment in or distributions from the Fund in a particular state, locality or other jurisdiction that may impose tax on the shareholder.

                             MANAGEMENT OF THE FUND

         The Board of Trustees has overall responsibility for the management of the Fund under the laws of the Commonwealth of Massachusetts governing the responsibilities of trustees of business trusts. The SAI identifies and provides information about the Trustees and officers of the Trust.

INVESTMENT ADVISER

    The Trust, on behalf of the Fund, has entered into an investment advisory agreement with Pictet International Management Limited. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Fund, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Fund. The Adviser is entitled to receive from the Fund for its investment services a fee, computed daily and payable monthly, at the annual rate of 1.25% of the average daily net assets of the Fund. The Adviser voluntarily has agreed to reduce its fees and reimburse expenses to the extent necessary to assure that the total operating expenses of the Fund will not exceed 1.70% of the average daily net assets of the Fund.

    The Adviser is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank which was founded in 1805. As of December 31, 1997, the Bank managed in excess of $52 billion for institutional and private clients. The Bank is owned by eight partners. The Adviser was established in 1980 and manages institutional investment funds with a particular emphasis on the investment needs of U.S. and international institutional clients seeking to invest in the international fixed income and equity markets. Registered with the Commission in 1981 and regulated by the Investment Management Regulatory Organization, the Adviser's London office has managed international portfolios for U.S. tax-exempt clients since 1981 and U.K. pension funds since 1984. Pictet currently manages approximately $5 billion for more than 50 accounts.

         The Fund is managed by the following individuals:

         Douglas Polunin is a Senior Investment Manager who shares joint responsibility for worldwide smaller companies and emerging markets investment with Jonathan Neill. Prior to joining Pictet in 1989, Mr. Polunin spent two and a half years with the Union Bank of Switzerland in London where he was in charge of the Discretionary Portfolio Management section. Before this, he spent four years as an Equity Analyst with UBS in Switzerland.

         Jonathan Neill is a Senior Investment Manager who shares joint responsibility for worldwide smaller companies and emerging markets investment with Mr. Polunin. Prior to joining Pictet in 1990, Mr. Neill worked for two years with Mercury Asset Management as an investment manager with specific responsibility for specialist international funds. He also spent three years managing U.K. and International Growth Funds with Oppenheimer Fund Management.

         Yves Kuhn is a Senior Investment Manager within the smaller companies and emerging markets team. His main focus is on smaller companies and emerging markets within Eastern Europe. Prior to joining Pictet in 1994, Mr. Kuhn spent three years in consultancy, essentially concerned with the restructuring and cost saving programs of major utility and consumer goods companies.

         Richard Ormond is a Senior Investment Manager in the smaller companies and emerging markets team. After joining Pictet in 1990, he spent two years in Geneva with responsibility for European Indexed Funds and performance analysis for the Strategic Investment Committee. He joined the London office in 1992 and currently is responsible for investments in the Indian Subcontinent, the Middle East and African regions.

         Julian Garel-Jones is a Senior Investment Manager within the emerging markets team with special responsibility for Latin America. Before joining Pictet in 1996, Julian spent six years working for the Rothschild Group in London, including four years as a Latin American Fund Manager, during which time he traveled extensively in the Latin American region.

         Jura Ostrowsky is a Senior Investment Manager within the emerging markets team with specific responsibility for Russia and the former Soviet Union Republics. Before joining Pictet in 1994, Jura worked for three years as a research analyst for the Balanced Portfolio division at UBS in Zurich. He was also involved in investment projects in the former Soviet Union.

    Paul Parsons is a Senior Investment Manager within the Emerging Markets Team chiefly responsible for Asia equities. Paul started his investment career in 1987 when he joined the Far East team at MIM (later Invesco MIM), initially as a Japanese market analyst and later as a specialist in Asian fund management. In 1992 Paul moved to Hong Kong where he managed regional portfolios with a particular emphasis on Hong Kong, China and Taiwan. Paul joined Pictet in January 1995.

   ADMINISTRATIVE AND TRANSFER AGENT SERVICES

         Investor Services Group serves as the Trust's administrator, accounting agent and transfer agent, and in these capacities, supervises the Trust's day-to-day operations, other than management of the Fund's investments. Investor Services Group is a wholly-owned subsidiary of First Data Corporation. For its services as accounting agent, Investor Services Group is entitled to receive a fee from the Trust computed daily and payable monthly at the annual rate of .04% of the aggregate average daily net assets of the Trust, subject to a $50,000 annual minimum from the Fund. For administrative services, the Investor Services Group is entitled to receive $220,000 per annum from the Trust, allocated among the Fund and other series of the Trust based on average daily net assets. In addition, Investor Services Group is paid separate compensation for its services as transfer agent.


          Investor Services Group is located at One Exchange Place, Boston, Massachusetts 02109.

OTHER SERVICES

         Distributor. First Data Distributors, Inc. (the "Distributor") is the principal underwriter and distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

     Custodian. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.

         Independent Accountants. Coopers & Lybrand L.L.P., located at One Post Office Square, Boston, Massachusetts 02109, serves as independent accountants for the Trust and audits the Trust's financial statements annually.

         Counsel.  Hale and Dorr LLP serves as counsel to the Trust.

EXPENSES

    As discussed under "Expenses of the Fund," the Adviser voluntarily has undertaken to waive its fees and reimburse expenses as may be necessary to limit total ordinary operating expenses of the Fund to a specified percentage of the Fund's average daily net assets. The Adviser may modify or terminate this undertaking at any time.


                            PERFORMANCE CALCULATIONS

         The Fund may advertise or quote total return data from time to time. Total return will be calculated on an average annual total return basis and may also be calculated on an aggregate total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the Fund over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gain distributions made by the Fund during the period are reinvested in Fund shares.

         The Fund may compare its total return with that of other investment companies with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds or investments similar to the Fund. For example, the total return of the Fund may be compared with data prepared by Lipper Analytical Services, Inc., Micropal, the Morgan Stanley Capital International Emerging Markets Free Index (also known as the Emerging Markets Index) and the International Financial Corporation Composite Index. Total return and other performance data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications also may be used in comparing the performance of the Fund.

     Performance quotations will represent the Fund's past performance, and should not be considered representative of future results. Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield/return for a stated period of time. Shareholders should remember that performance generally is a function of the kind and quality of the instruments held in the Fund, portfolio maturity, operating expenses and market conditions. Any fees charged by the Adviser or Institutions to their clients will not be included in the Fund's calculations of total return. The annual total return for the Fund for the year ended December 31, 1997 was (11.29)% ((11.40)% without fee waivers). The average annual total return for the Fund from inception (October 4, 1995) to December 31, 1997 was (3.86)% ((4.59)% without fee waivers and reimbursements).

    The portfolio managers of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages in taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.



                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

    The Trust was organized as a Massachusetts business trust on May 23, 1995. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently, the Trust has three series, one of which is the Fund. Each series currently has only one class of shares. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Shares of each series are entitled to vote separately to approve investment advisory agreements or charges in fundamental investment policies, but vote together on the election of Trustees or selection of independent accountants. Under Massachusetts law and the Declaration of Trust, the Trust is not required and currently does not intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. Meetings of shareholders for the purpose of electing Trustees normally will not be held unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of such meeting.

         Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.

REPORTS

         Shareholders receive unaudited semi-annual financial statements and audited annual financial statements.


                       PICTET GLOBAL EMERGING MARKETS FUND

                               One Exchange Place
                           Boston, Massachusetts 02109



                                   Prospectus
                              Dated April 30, 1998

Investment Adviser                      Administrator and Transfer Agent

Pictet International Management Limited First Data Investor Services Group, Inc.
Cutlers Gardens                         One Exchange Place
5 Devonshire Square                     53 State Street
London, United Kingdom                  Boston, MA 02109
EC2M 4LD
                                   Distributor

                                         First Data Distributors, Inc.
                                         4400 Computer Drive
                                         Westborough, MA 01581


                                Table of Contents

                                         Page                                                            Page
Expenses of the Fund......................  2    Redemption of Shares...................................   10
Financial Highlights......................  3    Exchange of Shares.....................................   11
Investment Objective and Policies.........  4    Valuation of Shares....................................   11
Investment Techniques.....................  5    Dividends, Capital Gain Distributions and Taxes........   12
Risk Factors..............................  7    Management of the Fund.................................   14
Purchase of Shares........................  10   Performance Calculations...............................   16
                                                 General Information....................................   17


No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Statement of Additional Information, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. This Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.


                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                 One Exchange Place Boston, Massachusetts 02109


                          Prospectus - April 30, 1998

    Panorama Trust, a Massachusetts business trust (the "Trust"), is a no-load, diversified, open-end management investment company which currently offers shares of three series, one of which is Pictet International Small Companies Fund (the "Fund"). The investment objective of the Fund is to provide long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of companies with small market capitalization's located outside the United States. The net asset value of the Fund will fluctuate. Shares of the Fund are subject to investment risks, including the possible loss of principal.

    This Prospectus sets forth concisely the information a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference. Additional information about the Fund is contained in the Statement of Additional Information (the "SAI") dated April 30, 1998, as supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials in the SEC's Internet Website (http://www.sec.gov). The SAI is incorporated by reference into this Prospectus and is available upon request and without charge by calling the Trust at (514) 288-0253.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              EXPENSES OF THE FUND

         The following table illustrates the expenses and fees incurred by the Fund for the year ended December 31, 1997.

                        Shareholder Transaction Expenses


Sales Load Imposed on Purchases..................................................................         NONE
Sales Load Imposed on Reinvested Dividends.......................................................         NONE
Deferred Sales Load..............................................................................         NONE
Redemption Fees..................................................................................         NONE
Exchange Fees....................................................................................         NONE

                         Annual Fund Operating Expenses
                     (as a percentage of average net assets)


Investment Advisory Fees (after waiver and reimbursements)*.....................             0%
Other Expenses..................................................................         1.20%
                                                                                         -----
Total Operating Expenses (after waiver and reimbursements)*.....................         1.20%

                                                                                         =====
---------------------------------
*    The  Investment  Adviser  voluntarily  has  agreed  to  waive  its fees and reimburse  expenses  to the  extent  necessary  to  assure  that the  total operating  expenses  do not exceed  1.20% of the Fund's  average  daily net assets. Without such voluntary waiver and expense reimbursement, investment advisory fees and total operating expenses would have been 1.00% and 2.20%, respectively, of the Fund's average daily net assets.



         The   purpose  of  the  above   table  is  to  assist  an  investor  in
understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For further information concerning the Fund's expenses, see "Investment Adviser" and "Administrative Services."

         The following example illustrates the estimated expenses that an investor in the Fund would pay on a $1,000 investment over various time periods assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period. As noted in the above table, the Fund charges no redemption fees of any kind.


                                         1 Year           3 Years               5 Years          10 Years
                                         -------          -------               -------          --------

                                           $12               $38                  $66               $145

     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. THE ABOVE FIGURES ARE ESTIMATES ONLY. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights of the Fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the Trust's annual report dated December 31, 1997 (the "Annual Report") and which are incorporated by reference into the SAI. The financial statements and related notes contained in the Annual Report have been audited by Coopers & Lybrand L.L.P., independent accountants. Additional information concerning the performance of the Fund is included in the Annual Report which may be obtained without charge by writing the Trust at the address on the back cover of this Prospectus.

                    Pictet International Small Companies Fund
                For a Fund share outstanding throughout each year

                                                                                              Year                    Period
                                                                                             Ended                    Ended
                                                                                            12/31/97               12/31/96*(b)

Net asset value, beginning of year                                                             $10.15                 $10.00
                                                                                               ------                 ------

Income from investment operations:
     Net investment income                                                                        0.08                   0.09
     Net realized and unrealized gain/(loss) on investments                                      (0.86)                  0.20
                                                                                               --------                  ----

Total from investment operations                                                                 (0.78)                  0.29
                                                                                               --------                  ----

Distributions to shareholders:
     Distributions from net investment income                                                    (0.09)                 (0.09)
     Distributions in excess of net investment income                                            (0.04)
     Distributions from net realized gains on investments                                          ---                  (0.02)
                                                                                               ---------                ------
     Distributions from tax return of capital                                                      ---                  (0.00)#
                                                                                               ---------                -------

Total distributions                                                                              (0.13)                 (0.14)
                                                                                               --------                 ------

Net asset value, end of year                                                                    $ 9.24                $10.15
                                                                                                ======                ======

Total return ++                                                                                   (7.68)%                2.85%
                                                                                                  =======                =====

Ratios to average daily net assets/supplemental data:
     Net assets, end of year (in 000's)                                                       $23,773                $25,743
     Ratio of operating expenses                                                                   1.20%                 1.20%+
     Ratio of operating expenses without expense reductions                                        2.20%                 2.46%+
     Ratio of net investment income                                                                0.82%                 1.04%+
     Ratio of net investment loss without expense reductions                                      (0.18)%               (0.22)%+
     Net investment loss per share without expense reductions                                   $(0.02)               $ (0.02)
     Portfolio turnover rate                                                                          90%                   53%
     Average commission rate (per share of security)(a)                                       $0.0098                $0.0152

*    Pictet International Small Companies Fund commenced operations on February 7, 1996.
+    Annualized.
++   Total return represents aggregate total return for the period.
#    Amount represents less than $0.01 per share.
(a) Average  commission rate paid per share of securities  purchased and sold by the Fund.
(b)  Per share  amounts  have been  restated to reflect the stock  dividend of 9 additional  shares for each share  outstanding.  On December  2, 1996,  the
     Board of Trustees  declared a stock dividend of nine additional  shares for each share  outstanding of Pictet  International  Small Companies Fund. The
     record date of the stock dividend was December 31, 1996, payable on January
     1, 1997.


                        INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Fund is to provide long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of companies with small market capitalization's which are located outside the United States. Under normal conditions, at least 65% of the Fund's total assets will be invested in equity securities of smaller capitalization companies located in at least three countries other than the U.S. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, investment company shares, convertible securities, warrants or rights to subscribe to or purchase such securities, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

    The Fund will invest primarily in securities of issuers whose market capitalization's would place them (at the time of purchase) in the same size range as companies in approximately the lowest 20% by total market capitalization of companies that have equities listed on a U.S. national securities exchange or traded in the NASDAQ system. Based on recent U.S. share prices, these companies typically will have individual market capitalization's below $1 billion (although the Fund will be allowed to invest in larger capitalization companies that satisfy the Fund's size standard). Because the Fund is permitted to apply the U.S. size standard on an international basis, it may invest in companies that might rank above the lowest 20% by total market capitalization in local markets and, in fact, might in some countries rank among the largest companies in terms of capitalization. Determinations as to eligibility will be made by the Fund's Adviser, Pictet International Management Limited (the "Adviser"), based on publicly available information and inquiries made to the companies. See "Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies.

         The Adviser will determine the amount of the Fund's assets to be invested in each country and the markets within that country. Such allocations will be based on its assessment of where opportunities for long-term capital growth are expected to be most attractive. When making this determination, the Adviser will evaluate key factors such as current liquidity, capacity constraints, direction of interest rates and market valuations. The Adviser will invest in quality, growth-oriented smaller companies while maintaining a diversified approach to reduce stock-specific risk. The Adviser employs a "top-down" approach in its assessment of countries, regions and currencies, but it is essentially driven by a "bottom-up" approach in stock selection. Generally, such stock selection is based on the Adviser's proprietary database of approximately 4,000 companies and comprehensive universe of about 10,000 companies in more than 40 different countries and company visits by research analysts and investment managers. The Adviser utilizes a proprietary model to determine asset/country allocation which includes variables such as macro-economic factors and general equity and fixed income valuation measures. In the search for quality smaller company stocks that are relatively inexpensive, the key criteria are strong balance sheets, surplus net income, profitability ratios above market/sector average and reasonable valuations.

         The Adviser believes that investing internationally in smaller company stocks can, over the long-term, produce superior returns but with increased risks. See " Risk Factors" for a discussion of these risks. Small capitalization stocks often have sales and earnings growth rates which exceed those of larger companies, and such growth rates may in turn result in more rapid share price appreciation. Investors should be aware that although the Fund diversifies across more investment types than most mutual funds, no one mutual fund can provide a complete investment program for all investors. There can be no assurance that the Fund will achieve its investment objective.

         The Fund may invest up to 35% of its total assets in equity securities which do not meet its small company criteria and in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers' acceptances) which are rated at least Baa by Moody's Investors Services, Inc.'s ("Moody's"); are rated at least BBB by Standard & Poor's Ratings Group ("S&P"); or are unrated debt securities deemed to be of comparable quality by the Adviser. Securities with the lowest rating in the investment grade category (i.e., Baa by Moody's or BBB by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. Certain debt securities can provide the potential for long-term growth of capital based on various factors such as changes in interest rates; economic and market conditions; improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds can provide the potential for long-term growth of capital through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible. However, there can be no assurances that debt securities or convertible bonds will provide long-term growth of capital.

         When deemed appropriate by the Adviser, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI. When the Adviser believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in high-quality money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Investment Techniques-Temporary Investments."

         In addition, the Fund may enter into forward foreign currency exchange contracts and reverse repurchase agreements and may utilize forward foreign currency exchange contracts as a hedge against changes resulting from market conditions and exchange rates.


                              INVESTMENT TECHNIQUES

         Temporary Investments. As determined by the Adviser when market conditions warrant, the Fund may invest up to 100% of its total assets in the following high-quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality as determined by the Adviser) money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country; short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper and other short-term corporate obligations; obligations of banks (including certificates of deposit, time deposits and bankers' acceptances); and repurchase agreements with banks and broker-dealers with respect to such securities.

         Repurchase Agreements. The Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). Under normal circumstances, however, the Fund will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of its total assets to be subject to repurchase agreements. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered to be loans collateralized by the underlying securities. The Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         Borrowing and Reverse Repurchase Agreements. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow money from banks. However, the Fund will not borrow money for speculative purposes. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to the Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that the Fund may not be able to establish its right to receive the underlying securities.

         "When Issued," "Delayed Settlement," and "Forward Delivery" Securities. The Fund may purchase and sell securities on a "when issued," "delayed settlement" or "forward delivery" basis. "When issued" or "forward delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When issued or forward delivery transactions may be expected to occur one month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Fund in a when issued, delayed settlement or forward delivery transaction until the Fund receives payment or delivery from the other party to the transaction. The Fund will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date.
Although the Fund receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

         The Fund will engage in when issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Fund engages in when issued, delayed settlement or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purposes of speculation. The Fund's when issued, delayed settlement and forward delivery commitments are not expected to exceed 25% of its total assets absent unusual market circumstances, and the Fund will only sell securities on such a basis to offset securities purchased on such a basis.

         Depositary Receipts. The Fund may purchase sponsored or unsponsored ADRs, EDRs and GDRs (collectively, "Depositary Receipts"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         Privatizations. The Fund may invest in privatizations. The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

         Illiquid Securities. The Fund will not invest more than 15% of its net assets in securities that are illiquid as determined by the Adviser under the supervision of the Board of Trustees. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.

    Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies investing in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the 1940 Act. In addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its "pro rata" portion of the other investment company's advisory fees and other expenses. Therefore, to the extent that the Fund invests in shares of other investment companies, the Fund's shareholders will be subject to expenses of such other investment companies in addition to expenses of the Fund. The Fund also may incur a tax liability or experience other adverse tax consequences to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the SAI for further information.

         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (a "forward contract") is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year. The Fund will maintain a segregated account consisting of cash or liquid assets in an amount equal to the value of currency that the Fund is required to purchase under a forward contract.

         The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Adviser believes that the currency of a particular foreign country will rise or fall substantially against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. The Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is a pattern of correlation between the two currencies. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be predicted accurately which could cause a loss to the Fund.

         Except as specified on the preceding pages and as described under "Investment Limitations" in the SAI, the Fund's investment objective and policies are not fundamental, and the Board may change such objective and policies without shareholder approval.


                                  RISK FACTORS

         All investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of and income from an investment in the Fund can decrease as well as increase depending on a variety of factors which may affect the values and income generated by the Fund's securities, including general economic conditions, market factors and currency exchange rates. An investment in the Fund is not intended as a complete investment program.

         Small Companies. While small companies may present greater opportunities for capital appreciation, they may also involve greater risks than larger, more mature issuers. The securities of small market capitalization companies may be more sensitive to market changes than the securities of large companies. In addition, smaller companies may have limited product lines, markets or financial resources and they may be dependent on one-person management. Further, their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

         Foreign Securities. Investing in the securities of foreign companies involves special risks and considerations typically not associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of expropriation  or  confiscatory  taxation;  adverse  changes  in  investment  or exchange control regulations; political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital. Also, changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities in the Fund's portfolio which are denominated or quoted in currencies other than the U.S. dollar. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States.
Moreover,  the  dividend  or  interest  income or gain from the  Fund's  foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable with those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         There are additional risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere. For additional information refer to "Repurchase Agreements," "Reverse Repurchase Agreements," "When Issued," "Delayed Settlement" and "Forward Delivery Securities" and "Forward Foreign Currency Exchange Contracts" under "Investment Techniques" in the Prospectus and under "Foreign Investments" in the SAI.

         Year 2000 Risks. Like other mutual funds, financial and business organizations and individuals around the world, a fund could be adversely affected if the computer systems used by its Adviser and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Pictet International Management Limited is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds.

                               PURCHASE OF SHARES

         Shares of the Fund are sold without a sales commission on a continuous basis to the Adviser (or its affiliates) or to other institutions (individually, the "Institution" and collectively, the "Institutions") acting on behalf of the Institution's or an affiliate's clients, at the net asset value per share next determined after receipt of the purchase order by the transfer agent. See "Valuation of Shares." The minimum initial investment in the Fund is $100,000; the minimum subsequent investment in the Fund is $10,000. The Fund reserves the right to reduce or waive the minimum initial and subsequent investment requirements from time to time. Beneficial ownership of shares will be reflected on books maintained by the Adviser or the Institutions. A prospective investor wishing to purchase shares in the Fund should contact the Adviser or his or her Institution.

     Purchase orders for shares are accepted only on days on which both the Adviser and the Federal Reserve Bank of New York are open for business. It is the responsibility of the Adviser or Institution to transmit orders for shares purchased to First Data Investor Services Group, Inc. ("Investor Services Group"), the Fund's transfer agent, and deliver required funds to the Fund's transfer agent on a timely basis. Payment in cash for Fund shares must be made in federal funds by 12:00 noon Eastern time on the day after the purchase order is received by the transfer agent. Shareholders should contact the Adviser for appropriate purchase/wire procedures. Shareholders should also contact the Adviser for information on in-kind purchases of Fund shares.
See "Purchase of Shares" in the SAI.

         The Trust and its distributor reserve the right, in their discretion, to suspend the offering of shares of the Fund or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. Purchases of the Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

         General. The issuance of shares is recorded on the books of the Trust. The transfer agent will send to each shareholder of record a statement of shares of the Fund owned after each purchase or redemption transaction relating to such shareholder. Neither the distributor, the Adviser nor the Institutions are permitted to withhold placing orders to benefit themselves by a price change.


                              REDEMPTION OF SHARES

         Shares of the Fund may be redeemed at any time, without cost, at the net asset value of the Fund next determined after receipt by the transfer agent of a redemption request in proper order. The net asset value of redeemed shares may be more or less than the purchase price of the shares depending on the market value of the investment securities held by the Fund. An investor wishing to redeem shares should contact the Adviser or his or her Institution. No charge is made by the Fund for redemptions. It is the responsibility of the Adviser or Institution to transmit redemption orders promptly to the transfer agent.

    Payment of redemption proceeds ordinarily will be made by wire within one business day, but in no event more than three business days, after receipt of the order in proper form by the transfer agent. The Fund may suspend the right of redemption or postpone the date of payment at times when the New York Stock Exchange (the "Exchange") is closed, or under any emergency circumstances as determined by the SEC. See "Valuation of Shares" for the days on which the Exchange is closed.

    If the Board determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received as a redemption in kind.

         The Fund reserves the right to redeem an account in the Fund, upon 30 days' written notice, if the net asset value of the account falls below $100,000 due to redemptions and is not increased subsequently to at least such amount within the 30-day period.


                               EXCHANGE OF SHARES

     Shareholders may exchange shares of the Fund for shares of other series of the Trust based on the relative net asset values per share of the series at the time the exchange is effected. Currently, shares of the Fund may be exchanged for shares of Pictet Global Emerging Markets Fund and Pictet Eastern European Fund. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, shareholders should obtain and read the prospectus of the series whose shares will be acquired in the exchange. Prospectuses can be obtained by calling the Trust at (514) 288-0253.

         All exchanges are subject to the applicable minimum initial and subsequent investment requirements of the series whose shares will be acquired. In addition, an exchange is permitted only between accounts with identical registrations. Shares of a series may be acquired in an exchange only if the shares are being offered currently and are available legally for sale in the state of the shareholder's legal residence.

         An exchange involves the redemption of shares of the Fund and the purchase of shares of another series. Shares of the Fund will be redeemed at the net asset value per share of the Fund next determined after receipt of an exchange request in proper form. Shareholders that are not exempt from taxation may realize a taxable gain or loss in an exchange transaction. See "Dividends, Capital Gain Distributions and Taxes."

         A shareholder wishing to exchange shares of the Fund should contact the Adviser or his or her Institution. The exchange privilege may be modified or terminated at any time subject to shareholder notification. The Trust reserves the right to limit the number of times an investor may exercise the exchange privilege.


                               VALUATION OF SHARES

    The net asset value of the Fund is determined by dividing the total market value of its investments and other assets, less any of its liabilities, by the total outstanding shares of the Fund. The Fund's net asset value per share is determined as of the close of regular trading on the Exchange on each day that the Adviser and Exchange is open for business and the Fund receives an order to purchase, exchange or redeem its shares. Currently, the Exchange is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (or the days on which they are observed).

         Equity securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price as of the close of the Exchange's regular trading hours on the day the valuation is made. Generally, securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Portfolio securities traded primarily on the London Stock Exchange generally are valued at the mid-price between the current bid and asked prices. Price information on listed securities is taken from the exchange where the security is traded primarily. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the asked and bid prices. The value of securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. One or more pricing services may be used to provide securities valuations in connection with the determination of the net asset value of the Fund. Short term investments that mature in 60 days or less are valued at amortized cost.


                 DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         The Fund normally will distribute at least annually to shareholders substantially all of its net investment income and any net realized capital gains. Undistributed net investment income is included in the Fund's net assets for the purpose of calculating net asset value per share. Therefore, on the Fund's "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares of the Fund by an investor, although in effect a return of a portion of the purchase price, are taxable to the investor. Dividends or distributions will be reinvested automatically in additional shares of the Fund at net asset value next determined after the dividend is declared.

FEDERAL TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

    Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount at least equal to 90% of its investment company taxable income and 90% of its net tax-exempt interest income (if any) for such taxable year. In general, the Fund's investment company taxable income will be its net investment income, including interest and dividends, subject to certain adjustments, certain net foreign currency gains, and any excess of its net short-term capital gain over its net long-term capital loss, if any, for such year. The Fund intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to the Fund's shareholders who are not exempt from Federal income taxes. Subject to the limitations prescribed in the Code, the dividends-received deduction for corporations will apply to such ordinary income distributions only to the extent they are attributable to qualifying dividends received by the Fund from domestic corporations for the taxable year. It is anticipated that only a small part (if any) of the dividends paid by the Fund will be eligible for the dividends-received deduction.

     Substantially all of the Fund's net long-term capital gain, if any, in excess of its net short-term capital loss will be distributed at least annually to its shareholders. The Fund generally will have no tax liability with respect to such gains and the distributions will be taxable to the shareholders who are not exempt from Federal income taxes as long-term capital gains, regardless of how long the shareholders have held the shares. For shareholders other than corporations, different tax rates may apply to these capital gain distributions depending upon their sources and other relevant factors, and the Fund will provide appropriate information regarding these rates to its shareholders.

    The impact of dividends or distributions which are expected to be declared, or have been declared but not paid, should be considered carefully prior to purchasing such shares. Any dividend or distribution paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of a portion of the purchase price, is subject to tax. Shareholders that are not tax-exempt may also be subject to tax upon redemption or exchange of shares of the Fund.

    It is expected that dividends, certain interest income and possibly certain capital gains earned by the Fund from foreign securities will be subject to foreign withholding taxes or other foreign taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of equity or debt securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it as paid by its shareholders. If the Fund makes this election, the amount of qualified foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder who is subject to tax generally may be entitled, subject to certain holding period requirements and other limitations under the Code, (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities or (b) to deduct such proportionate amount from U.S. income if deductions are itemized.

         Miscellaneous. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by the Fund on December 31, in the event such dividends are paid during January of the following year.

         A 4% nondeductible excise tax is imposed under the Code on regulated investment companies that fail to currently distribute for each calendar year specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) earned in specified periods. The Fund expects that it generally will make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income for each calendar year to avoid liability for this excise tax.

         The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situations.

         The foregoing discussion of tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, which are subject to change.

         Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends (including capital gains distributions) or gross proceeds realized upon a redemption, exchange or other sale of shares paid to shareholders who are subject to "backup withholding" because they have failed to provide a correct, certified taxpayer identification number in the manner required, have received IRS notice of their failure to report payments of taxable interest or dividends properly in their tax returns or have failed to certify to the Fund that they are not subject to backup withholding or that they are "exempt recipients" when required to do so. STATE, LOCAL AND FOREIGN TAXES

         Shareholders also may be subject to state and local or foreign taxes on distributions from, or the value of an investment in, the Fund. A shareholder should consult a tax adviser with respect to the tax status of an investment in or distributions from the Fund in a particular state, locality or other jurisdiction that may impose tax on the shareholder.


                             MANAGEMENT OF THE FUND

         The Board of Trustees has overall responsibility for the management of the Fund under the laws of the Commonwealth of Massachusetts governing the responsibilities of trustees of business trusts. The SAI identifies and provides information about the Trustees and officers of the Trust.

INVESTMENT ADVISER

    The Trust, on behalf of the Fund, has entered into an investment advisory agreement with Pictet International Management Limited. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Fund, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Fund. The Adviser is entitled to receive from the Fund for its investment services a fee, computed daily and payable monthly, at the annual rate of 1.00% of the average daily net assets of the Fund. The Adviser voluntarily has agreed to reduce its fees and reimburse expenses to the extent necessary to assure that the total operating expenses of the Fund will not exceed 1.20% of the average daily net assets of the Fund.

    The Adviser is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank which was founded in 1805. As of December 31, 1997, the Bank managed in excess of $52 billion for institutional and private clients. The Bank is owned by eight partners. The Adviser was established in 1980 and manages institutional investment funds with a particular emphasis on the investment needs of U.S. and international institutional clients seeking to invest in the international fixed income and equity markets. Registered with the Commission in 1981 and regulated by the Investment Management Regulatory Organization, the Adviser's London office has managed international portfolios for U.S. tax-exempt clients since 1981 and U.K. pension funds since 1984. The Adviser currently manages approximately $5 billion for more than 50 accounts.

         The Fund is managed by the following individuals:

         Jonathan Neill is a Senior Investment Manager who shares joint responsibility for worldwide smaller companies and emerging markets investment with Mr. Polunin. Prior to joining the Adviser in 1990, Mr. Neill worked for two years with Mercury Asset Management as an investment manager with specific responsibility for specialist international funds. He also spent three years managing U.K. and International Growth Funds with Oppenheimer Fund Management.

         Douglas Polunin is a Senior Investment Manager who shares joint responsibility for worldwide smaller companies and emerging markets investment with Jonathan Neill. Prior to joining the Adviser in 1989, Mr. Polunin spent two and a half years with the Union Bank of Switzerland in London where he was in charge of the Discretionary Portfolio Management section. Before this, he spent four years as an Equity Analyst with UBS in Switzerland.

         Richard Yarlott is a Senior Investment Manager within the small companies and emerging markets team. His main responsibilities currently include asset allocation in emerging markets and securities analysis on an international basis. Prior to joining the Adviser in 1994, Mr. Yarlott worked for over ten years in banking, strategic consulting and private investment. In 1985, he joined JP Morgan where he worked in Structured Finance and M&A roles until 1990. He spent two years as a principal in a private investment company and subsequently worked for Marakon Associates, a value-based consulting firm.

     Michael McLaughlin is a Senior Investment Manager within the Smaller Companies group having specific responsibility for Japanese equities. He started his financial career in 1987 as an Investment Analyst with the Central Finance Board of the Methodist Church. In 1991, he was given responsibility for both asset allocation and stock selection for the overseas fund, a non-authorized unit trust. Prior to joining Pictet, he was the Japanese Investment Manager at Provident Mutual running both pension funds and unit trusts.

    Nils Francke is a Senior Investment Manager within the Smaller Companies team. He started his financial career in 1983 with a two-year training program at M M Warburg Bank in Hamburg, followed by one year as a financial analyst in the corporate finance department of Salomon Brothers Inc. in New York. Prior to joining Pictet in 1994, Nils spent three years working for Schroder Munchmeyer Hengst, in Germany, advising institutions on capital market developments and equity positions in Europe.

    Robert Treich is a Senior Investment Manager within the Smaller Companies group, having specific responsibility for the Asia Pacific region, the UK and Canada. Prior to joining Pictet, Robert was an institutional equity salesman for Richardson Greenshields of Canada in London, with a focus on smaller companies in the technology and resource sectors. Before moving to London, Robert worked as a corporate banker for the Royal Bank of Canada, managed a portfolio of commercial real estate, completed a corporate restructuring plan and negotiated financing for the export of capital goods from Canada to South Asia.

ADMINISTRATIVE AND TRANSFER AGENT SERVICES

     Investor Services Group serves as the Trust's administrator, accounting agent and transfer agent and, in these capacities, supervises the Trust's day-to-day operations, other than management of the Fund's investments. Investor Services Group is a wholly-owned subsidiary of First Data Corporation. For its services as accounting agent, Investor Services Group is entitled to receive a fee from the Trust computed daily and payable monthly at the annual rate of .04% of the aggregate average daily net assets of the Trust, subject to a $50,000 annual minimum from the Fund. For administrative services, Investor Services Group is entitled to receive $220,000 per annum from the Trust, allocated between the Fund and other series of the Trust based on average daily net assets. In addition, Investor Services Group is to be paid separate compensation for its services as transfer agent.

          Investor Services Group is located at One Exchange Place, Boston, Massachusetts 02109.

OTHER SERVICES

         Distributor. First Data Distributors, Inc. (the "Distributor") is the principal underwriter and distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

     Custodian. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.

         Independent Accountants. Coopers & Lybrand L.L.P., located at One Post Office Square, Boston, Massachusetts 02109, serves as independent accountants for the Trust and audits the Trust's financial statements annually.

         Counsel.  Hale and Dorr LLP serves as counsel to the Trust.



EXPENSES

    As discussed under "Expenses of the Fund," the Adviser voluntarily has undertaken to waive its fees and reimburse expenses as may be necessary to limit total ordinary operating expenses of the Fund to a specified percentage of the Fund's average daily net assets. The Adviser may modify or terminate this undertaking at any time.


                            PERFORMANCE CALCULATIONS

         The Fund may advertise or quote total return data from time to time. Total return will be calculated on an average annual total return basis and may also be calculated on an aggregate total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the Fund over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gain distributions made by the Fund during the period are reinvested in Fund shares.

         The Fund may compare its total return with that of other investment companies with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds or investments similar to the Fund. For example, the total return of the Fund may be compared with data prepared by Lipper Analytical Services, Inc., Morningstar, Micropal, FTA World Medium Small-Cap Ex-U.S. Index and the HSBC James Capel World excluding U.S. Smaller Companies Index. Total return and other performance data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications also may be used in comparing the performance of the Fund.

     Performance quotations will represent the Fund's past performance, and should not be considered representative of future results. Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield/return for a stated period of time. Shareholders should remember that performance generally is a function of the kind and quality of the instruments held in the Fund, portfolio maturity, operating expenses and market conditions. Any fees charged by the Adviser or Institutions will not be included in the Fund's calculations of total return. The annual total return for the Fund for the year ended December 31, 1997 was (7.68)% ((8.59)% without fee waivers and reimbursements). The average annual total return for the Fund from inception (February 7, 1996) to December 31, 1997 was (2.70)% ((3.25)% without fee waivers and reimbursements).

    The portfolio managers of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages in taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

    The Trust was organized as a Massachusetts business trust on May 23, 1995. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently, the Trust has three series, one of which is the Fund. Each series currently has only one class of shares. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share owned and proportionate fractional votes for fractional shares held. As of April 15, 1998, Lateen & Co., c/o State Street Bank Boston, Arlington, Virginia and Banker Trust Company TTEE First Energy Master Trust, Jersey City, New Jersey may be deemed to control the Fund by virtue of owning more than 25% of the outstanding shares of the Fund. Shares of each series are entitled to vote separately to approve investment advisory agreements or changes in fundamental investment policies, but vote together on the election of Trustees or selection of independent accountants. Under Massachusetts law and the Declaration of Trust, the Trust is not required and currently does not intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. Meetings of shareholders for the purpose of electing Trustees normally will not be held unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of such meeting.

         Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.

REPORTS

         Shareholders receive unaudited semi-annual financial statements and audited annual financial statements.


                    PICTET INTERNATIONAL SMALL COMPANIES FUND

                               One Exchange Place
                           Boston, Massachusetts 02109



                                     Prospectus
                            Dated April 30, 1998

Investment Adviser                      Administrator and Transfer Agent

Pictet International Management Limited First Data Investor Services Group, Inc.
Cutlers Gardens                         One Exchange Place
5 Devonshire Square                     53 State Street
London, United Kingdom                  Boston, MA 02109
EC2M 4LD
                                   Distributor

                                        First Data Distributors, Inc.
                                        4400 Computer Drive
                                        Westborough, MA 01581

                                Table of Contents

                                         Page                                                            Page
Expenses of the Fund......................  2    Redemption of Shares...................................     9
Financial Highlights......................  3    Exchange of Shares.....................................    10
Investment Objective and Policies.........  4    Valuation of Shares....................................    10
Investment Techniques.....................  5    Dividends, Capital Gain Distributions and Taxes........    11
Risk Factors..............................  7    Management of the Fund.................................    13
Purchase of Shares........................  8    Performance Calculations...............................    15
                                                 General Information....................................    16


No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Trust's Statement of Additional Information, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. This Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.


                       PICTET GLOBAL EMERGING MARKETS FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 30, 1998


   ......This Statement of Additional Information is not a prospectus but should be read in conjunction with Panorama Trust's (the "Trust") Prospectus for Pictet Global Emerging Markets Fund (the "Fund") dated April 30, 1998 (the
"Prospectus").  To  obtain  the  Prospectus,  please  call  the  Trust  at (514)
288-0253.

     .........Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.



                             Table of Contents Page


         Investment Objective and Policies..............................................        2
         Purchase of Shares.............................................................        7
         Redemption of Shares...........................................................        7
         Portfolio Turnover.............................................................        7
         Investment Limitations.........................................................        8
         Management of the Fund.........................................................        9
         Investment Advisory and Other Services.........................................       12
         Distributor....................................................................       13
         Portfolio Transactions.........................................................       14
         Additional Information Concerning Taxes........................................       14
         Performance Calculations.......................................................       18
         General Information............................................................       18
         Financial Statements...........................................................       19
         Appendix A - Description of Ratings and U.S. Government Securities



                        INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement the investment objective and policies set forth in the Prospectus:

         Repurchase Agreements. The Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). Under normal circumstances, however, the Fund will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of its total assets to be subject to repurchase agreements. The Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Adviser currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. The Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether the Fund should enter into a repurchase agreement, and the Fund will enter into repurchase agreements only with banks and dealers which are determined to present minimal credit risk by the Adviser under procedures adopted by the Board of Trustees.

         In effect, by entering into a repurchase agreement, the Fund is lending its funds to the seller at the agreed upon interest rate and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Default by the seller also would expose the Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.

         Repurchase agreements that do not provide for payment to the Fund within seven days after notice without taking a reduced price are considered illiquid securities.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security by remitting the proceeds previously received plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         The Adviser will consider the creditworthiness of the other party in determining whether the Fund will enter into a reverse repurchase agreement. Under normal circumstances, the Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33-1/3% of the value of its total assets to be subject to such agreements.

         The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to the Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that the Fund may not be able to establish its right to receive the underlying securities.

         Depositary Receipts. The Fund may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be involved directly in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs generally are similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         Foreign Investments. International investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, the Adviser, and the Custodian and sub-custodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provided to the Fund has failed to fulfill its duties to the Fund, it is entirely possible that the Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that the Fund would not be reimbursed for its loss.

         Investors should recognize that investing in foreign companies involves certain special considerations which typically are not associated with investing in U.S. companies. Because the stocks of foreign companies frequently are denominated in foreign currencies and because the Fund may hold uninvested reserves in bank deposits in foreign currencies temporarily, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit the Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         As foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable with those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies generally are less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

         Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges generally are higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by the Fund.

         Brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         In addition, excess cash invested with depository institutions domiciled outside the continental U.S., as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit ultimately is placed will be exclusively for the Fund's account.

         Other Investment Companies. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the 1940 Act require that the Fund limit its investments so that, as determined immediately after a securities purchase is made, (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group, (b) the Fund and any company or companies controlled by the Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase and (c) the Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could affect adversely the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board.

         Forward Contracts. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with the Fund's forward contract purchases, the Fund's custodian will maintain in a segregated account cash or liquid assets with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts presently are not regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may regulate them in the future, and limit the ability of the Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.


                               PURCHASE OF SHARES

         The purchase price of shares of the Fund is the net asset value next determined after receipt of the purchase order in proper order by the transfer agent.

         The Fund and its distributor reserve the right in their sole discretion
(i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and (iii) to reduce or waive the minimums for initial and subsequent investments from time to time.

         At the Fund's discretion, shares of Fund also may be purchased by exchanging securities acceptable to the Fund. The Fund need not accept any security offered for exchange unless it is consistent with the Fund's investment objective and restrictions and is acceptable otherwise to the Fund. Securities accepted in exchange for shares will be valued in accordance with the Fund's usual valuation procedures. Investors interested in making an in-kind purchase of Fund shares must first telephone the Adviser to advise it of their intended action and obtain instructions for an in-kind purchase.


                              REDEMPTION OF SHARES

    The Fund may suspend  redemption  privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"); (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the Commission may permit.

         No charge is made by the Fund for redemptions. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by the Fund.


                               PORTFOLIO TURNOVER

    The portfolio turnover rate of the Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. Although the portfolio turnover rate may vary from year to year, the Adviser expects, during normal market conditions, that the Fund's portfolio turnover rate will not exceed 100%. For the years ended December 31, 1997 and December 31, 1996, the portfolio turnover rates were 77% and 48%, respectively.


                             INVESTMENT LIMITATIONS

         The Fund is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of (1) 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund. The Fund will not:

         (1) enter into commodities or commodity contracts, other than forward contracts;

         (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed and (ii) by entering into repurchase agreements;

         (4) purchase on margin or sell short except as specified above in investment limitation (1);

         (5) purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (6) with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (7) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (8) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

         (8) borrow money, except that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets at the time of the borrowing, provided, however, that the Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding;

         (9)      underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting;

         (10) invest for the purpose of exercising control over management of any company; and

         (11) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.

         In addition, as non-fundamental policies, the Fund will not (i) invest more than 15% of the net assets of the Fund, at the time of purchase, in
securities  for  which  there  are  no  readily  available  markets,   including
repurchase agreements which have maturities of more than seven days; (ii) pledge, mortgage or hypothecate any of its assets to an extent greater than 15% of its total assets at fair market value, except as described in the Prospectus and this SAI, but the deposit of assets in a segregated account in connection with the purchase of securities on a when issued, delayed settlement or forward delivery basis will not be deemed to be pledges of the Fund's assets for purposes of this investment policy; (iii) invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; (iv) invest more than 5% of the value of the Fund's net assets in warrants, valued at the lower of cost or market, including within that amount up to 2% of the value of the Fund's net assets warrants which are not listed on the New York or American Stock Exchange (warrants acquired by the Fund in units or attached to securities may be deemed to be without value); and (v) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

         With regard to non-fundamental policy (iii), the 1940 Act currently prohibits an investment company from acquiring securities of another investment company if, as a result of the transaction, the acquiring company and any company or companies controlled by it would own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring company or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the acquired company) having an aggregate value in excess of 10% of the value of the total assets of the acquiring company. To the extent that the Fund invests in shares of other investment companies, the Fund's shareholders will be subject to expenses of such other investment companies, in addition to expenses of the Fund. With regard to non-fundamental policy (v), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs, shall not be prohibited by the limitation.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by the Fund that exceed the limitation set forth in investment limitation (8) above must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays). In addition, the Fund will limit its aggregate holdings of illiquid assets to 15% of its net assets.

                             MANAGEMENT OF THE FUND

Board Members and Officers. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day to day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years.


      Name, Address and Position                  Age    Principal Occupation During Past Five Years

Jean  G.   Pilloud,*   President   and             54    Senior Manager of Pictet & Cie.
Chairman
Pictet & Cie
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jean-Francois Demole,* Trustee                     36    Chief  Executive  Officer  of Pictet  (Canada)  &
Pictet & Cie.                                            Company Ltd. since March 1994;  Vice President of
29, Boulevard Georges-Favon                              Pictet & Cie, December 1990 to March 1994.
1204 Geneva
Switzerland

Jeffrey P. Somers,* Trustee                        55    Officer,   Director  and  Stockholder  of  Morse,
Morse, Barnes-Brown & Pendleton                          Barnes-Brown  & Pendleton  (law firm);  Associate
1601 Trapelo Road                                        lawyer  and  Partner,  Gadsby &  Hannah  prior to
Reservoir Place                                          February 1995.
Waltham, MA  02154

Bruce W. Schnitzer, Trustee                        53    Chairman  of the  Board of Wand  Partners,  Inc.;
Wand Partners, Inc.                                      Director,  PennCorp  Financial  Group and AMRESCO
630 Fifth Avenue                                         Inc.
Suite 2435
New York, NY  10111

David J. Callard, Trustee                          58    President,   Wand   Partners,   Inc.;   Director,
Wand Partners, Inc.                                      Waverly,  Inc.,  Chartwell  Re  Corporation,  and
630 Fifth Avenue, Suite 2435                             Information Management Associates, Inc.
New York, NY  10111

Gail A. Hanson, Secretary                          56    Counsel,  First  Data  Investor  Services  Group,
First Data  Investor  Services  Group,                   Inc. Ms.  Hanson has been  employed by First Data
Inc.                                                     Investor  Services  Group,  Inc. since  September
One Exchange Place                                       1994.  Prior to September  1994, she was employed
53 State Street                                          as an Associate at Bingham Dana LLP.
Boston, MA 02109
Jeffrey Lewis, Treasurer                           39    Since 1994,  Vice President of Fund Accounting at
First Data Investor Services Group,                      First Data  Investor  Services  Group,  Inc. From
Inc.                                                     January,  1984 through July,  1994, Mr. Lewis was
One Exchange Place                                       an   Assistant   Vice   President   -   Assistant
Boston, MA  02109                                        Controller  for Colonial  Management  Associates,
                                                         Inc.  proprietary  mutual  funds.  Prior  to that
                                                         time, he was employed by Keystone  Provident Life
                                                         Insurance  Co.  and State  Street  Bank and Trust
                                                         Company.


Remuneration of Board Members. The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board and Committee meeting attended and out-of-pocket expenses incurred in attending such meetings.

                               Compensation Table

    The following table sets forth the compensation paid to the Trustees of the Trust for the year ended December 31, 1997. Compensation is not paid to any officers of the Trust by the Fund. Further, the Trust does not provide any pension or retirement benefits to its Trustees and officers.


                                                                                               TOTAL
                                                                                           COMPENSATION
                                                         AGGREGATE                        FROM THE TRUST
                  NAME OF PERSON AND                   COMPENSATION                      AND COMPLEX PAID
                       POSITION                       FROM THE TRUST                        TO TRUSTEES

               David J. Callard                           $8,250                              $8,250
                    Trustee

               Jean-Francois Demole                          0                                  $0
                    Trustee

               Jean G. Pilloud                               0                                  $0
                    Trustee

               Bruce W. Schnizter                         $5,750                              $5,750
                    Trustee

               Jeffrey P. Somers                          $7,250                              $7,250
                    Trustee


               Control Persons and Principal Holders of Securities

         As of April 15, 1998, the following entities owned 5% or more of the outstanding shares of the Fund:

         Police Officers' Pension System
             of the City of Houston....................................    21.50%
         602 Sawyer, Suite 640
         Houston TX  77007

         Mellon Bank Trustee
             Dominion Resources Inc. Ret. Plan.........................    17.10%
         Room 3346
         One Mellon Bank Center
         Pittsburgh, PA  15258

         The Salvation Army Southern Territory.........................    10.80%
         1424 Northeast Expressway
         Atlanta, GA  30329

         Mutual Fund Special Custodial Account
             FBO Customers of Montgomery Secs..........................    10.40%
         600 Montgomery Street, 6th Floor
         San Francisco, CA  94111

         The Salvation Army Eastern Territory..........................    10.40%
         440 West Nyack Road
         West Nyack, NY  10994

         The Salvation Army Central Territory..........................     8.25%
         10 West Algonquin Road
         Des Plaines, IL  60016

         Banker Trust Company TTEE
             First Energy Master Trust.................................     6.20%
         c/o BTNY Services Inc.
         100 Plaza One
         Mail Stop 3048
         Jersey City, NJ  07311

         City of Richmond
             Richmond Retirement System................................     6.10%
         P.O. Box 10252
         Richmond, VA  23240

         As of April 15, 1998, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of the Fund, has entered into an investment advisory agreement with Pictet International Management Limited. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Fund, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Fund.

    As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly at the annual rate of 1.25% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.70% of the Fund's average daily net assets. For the years ended December 31, 1997, December 31, 1996 and for the period October 4, 1995 (commencement of operations) through December 31, 1995 the Fund incurred $2,569,857, $1,185,585 and $29,114, respectively, in fees for advisory services. For the years ended December 31, 1997, December 31, 1996 and for the period October 4, 1995 through December 31, 1995, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                                             Year           Year        Period Ended
                                                            Ended           Ended      December 31,
                                                           December     December 31,        1995
                                                           31, 1997         1996
             Fees waived.....................              $294,489       $478,599        $ 29,114
             Expenses reimbursed.............                 $0             $0           $120,948


   ......The Adviser,  located at Cutlers Gardens, 5 Devonshire Square,  London,
England EC2M 4LD, is a wholly-owned subsidiary of Pictet (Canada) and Company Ltd. ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and eight limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.

   ......Administrative  services  are  provided  to the  Trust  by  First  Data
Investor Services Group, Inc. ("Investor Services Group") pursuant to an administration agreement. For the years ended December 31, 1997, December 31, 1996 and for the period October 4, 1995 (commencement of operations) through December 31, 1995, the Fund paid $277,468, $230,789 and $65,323, respectively, in fees to Investor Services Group for administration services rendered. See "Administrative Services" in the Prospectus for information concerning substantive provisions of the administration agreement.

     .........Brown Brothers Harriman & Co., located at 40 Water Street, Boston,
Massachusetts 02109, serves as the custodian of the Trust's assets.

     .........Coopers  & Lybrand  L.L.P.,  located  at One Post  Office  Square,
Boston Massachusetts 02109, serves as independent accountants for the Trust and audits its financial statements annually.

                                   DISTRIBUTOR

        ......Shares  of the Fund are distributed  continuously  and are offered without a sales load by First Data Distributors, Inc. (the "Distributor"), pursuant to a distribution agreement between the Trust and the Distributor.

                             PORTFOLIO TRANSACTIONS

   ......The  investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. The Adviser, may, however, consistent with the interests of the Fund, select brokers on the basis of the research, statistical and pricing services they provide to the Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients. Brokerage commissions paid by the Fund for the years ended December 31, 1997, December 31, 1996 and for the period October 4, 1995 (commencement of operations) through December 31, 1995 were $1,658,403, $869,327.02 and $54,923, respectively. None of these commissions were paid to an affiliate.

     .........Some  securities  considered  for  investment  by the  Fund may be appropriate also for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.

                     ADDITIONAL INFORMATION CONCERNING TAXES

     .........General.   The  following   summarizes   certain   additional  tax
considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

   ......The  Fund is treated as a separate  taxable  entity  under the Internal
Revenue Code of 1986, as amended (the "Code"), and has elected to be treated and intends to qualify each year as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, the Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of the Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from forward contracts) derived with respect to its business of investing in such stock, securities or currencies. The Treasury Department by regulation may exclude from qualifying income foreign currency gains which are not related directly to the Fund's principal business of investing in stock or securities. Any income derived by the Fund from a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

 .........In order to qualify as a regulated  investment  company,  the Fund must also diversify its holdings so that, at the close of each quarter of its taxable year (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

   ......Any  distribution of the excess of net long-term  capital gain over net short-term capital loss is taxable to shareholders as a capital gain, regardless of how long the shareholder has held the Fund's shares. The Fund will designate such distributions as capital gain distributions in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Capital gain distributions may be subject to tax at different maximum rates for individual (noncorporate) investors, depending upon each investor's tax bracket, the assets from which the Fund realized the gains, and the Fund's holding periods for those assets.

   Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure for capital gains and losses that was added to the Code by federal tax legislation enacted in 1997. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distributions received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of the Fund are acquired (including dividend reinvestments) within a prescribed period.

 .........If  the Fund  retains net capital gain for  reinvestment,  the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the Federal income taxes paid by the Fund on such gain as a credit against their own Federal income tax liabilities and would be entitled to an increase in their basis in their Fund shares.

 .........If  for any  taxable  year the Fund does not  qualify  for the  special
Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends-received deduction for corporations.

   ......Foreign  Taxes.  Income  (including,  in  some  cases,  capital  gains)
received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and other qualified foreign taxes paid by it (not in excess of its actual tax liability). If this election is made, each taxable shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the qualified foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to holding period requirements and other limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If the Fund makes this election, each shareholder will be notified within 60 days after the close of the Fund's taxable year.

     .........Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

   ......The  Fund may  invest  up to 10% of its  total  assets  in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operating as investment companies, also may satisfy the PFIC definition. A portion of the income and gains that the Fund derives from an equity investment in a PFIC may be subject to a non-deductible Federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income actually is distributed by the PFIC or by making an election to mark its PFIC investments to market or by otherwise managing its PFIC investments. These elections could require the Fund to recognize taxable gain or income (subject to tax distribution requirements) without the receipt of any corresponding amount of cash. Additionally, gains from PFIC investments will generally be treated as ordinary income rather than capital gain. The Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, or a PFIC may be the only practicable way to invest in certain countries, the Fund may incur the PFIC tax in some instances.

     .........Other  Tax Matters.  Special  rules govern the Federal  income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include transactions in foreign currency denominated debt instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and, absent an election that may be available in some cases, generally is taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of the Fund's income, gain or loss and hence of its distributions to shareholders. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

     .........The  Fund may be  required  to  recognize  income  currently  each taxable year for Federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, the Fund must distribute substantially all of its income to shareholders. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

   ......Under  the current tax law,  capital and currency losses realized after
October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 1997, the Fund has elected to defer capital losses and currency losses occurring between November 1, 1997 and December 31, 1997 of $3,255,305 and $68,013, respectively, under these rules. Such losses will be treated as arising on the first day of the year ending December 31, 1998.

     .........The Fund is not liable for Massachusetts corporate excise taxes or franchise taxes and, provided that it qualifies as a regulated investment company, will not be required to pay Massachusetts income tax.

 .........Exchange   control  regulations  that  may  restrict   repatriation  of
investment income, capital or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

     .........Different  tax  treatment,  including  penalties on certain excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

     .........The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

     .........Non-U.S.  investors  not engaged in a U.S.  trade or business with which their investment in the Fund effectively is connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

                            PERFORMANCE CALCULATIONS

     .........The  Fund may advertise its average annual total return.  The Fund computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                    T               = [( ERV )1/n - 1] P

            Where:  T    =   average annual total return
              ERV        = ending redeemable value at the end
                           of  the   period   covered   by  the
                           computation of a hypothetical $1,000
                           payment made at the beginning of the
                           period

                    P    =   hypothetical initial payment of  $1,000

                    n    =   period covered by the computation, expressed in
                             terms of years

         The Fund computes its aggregate total return by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                    T    =   [(  ERV  ) - 1]
                                  P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund's average annual total return and aggregate total return do not reflect any fees charged by Institutions to their clients.


                               GENERAL INFORMATION

         Dividends and Capital Gain Distributions

    The Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that generally will avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gains distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of the Fund by an investor may have the effect of reducing the per share net asset value of the Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.

         Massachusetts Business Trust

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may be held personally liable as partners for its obligations under certain circumstances. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                              FINANCIAL STATEMENTS

    The Trust's annual report for the year ended December 31, 1997 accompanies this Statement of Additional Information and the Fund's financial statements and related notes and the report of independent accountants contained therein are incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A
              DESCRIPTION OF RATINGS AND U.S. GOVERNMENT SECURITIES

I.       Description of Commercial Paper Ratings

         Description of Moody's highest commercial paper rating: Prime-1 ("P-1") --judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Description  of S&P highest  commercial  papers  ratings:  A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

         Description of Bond Ratings

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

           A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate  capacity to pay interest and repay  principal.  Whereas it normally  exhibits
               adequate protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.

II.      Description of U.S. Government Securities and Certain Other Securities

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States Government. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government
National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 30, 1998


    This Statement of Additional Information is not a prospectus but should be read in conjunction with Panorama Trust's (the "Trust") Prospectus for Pictet International Small Companies Fund (the "Fund") dated April 30, 1998 (the
"Prospectus").  To  obtain  the  Prospectus,  please  call  the  Trust  at (514)
288-0253.

         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.



                             Table of Contents Page


         Investment Objective and Policies..............................................        2
         Purchase of Shares.............................................................        6
         Redemption of Shares...........................................................        7
         Portfolio Turnover.............................................................        7
         Investment Limitations.........................................................        7
         Management of the Fund.........................................................        9
         Investment Advisory and Other Services.........................................       12
         Distributor....................................................................       13
         Portfolio Transactions.........................................................       13
         Additional Information Concerning Taxes........................................       13
         Performance Calculations.......................................................       18
         General Information............................................................       18
         Financial Statements...........................................................       19
         Appendix - Description of Ratings and U.S. Government Securities



                        INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement the investment objective and policies set forth in the Prospectus:

         Repurchase Agreements. The Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). Under normal circumstances, however, the Fund will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of its total assets to be subject to repurchase agreements. The Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Adviser currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. The Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether the Fund should enter into a repurchase agreement, and the Fund will enter into repurchase agreements with banks and dealers which are determined to present minimal credit risk by the Adviser under procedures adopted by the Board of Trustees.

         In effect, by entering into a repurchase agreement, the Fund is lending its funds to the seller at the agreed upon interest rate, and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Default by the seller also would expose the Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.

         Repurchase agreements that do not provide for payment to the Fund within seven days after notice without taking a reduced price are considered illiquid securities.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security by remitting the proceeds previously received plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         The Adviser will consider the creditworthiness of the other party in determining whether the Fund will enter into a reverse repurchase agreement. Under normal circumstances, the Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33-1/3% of the value of its total assets to be subject to such agreements.

         The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to the Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that the Fund may not be able to establish its right to receive the underlying securities.

         Depositary Receipts. The Fund may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be involved directly in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs generally are similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         Foreign Investments. International investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, the Adviser, and the Custodian and sub-custodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provider to the Fund has failed to fulfill its duties to the Fund, it is entirely possible that the Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that the Fund would not be reimbursed for its loss.

         Investors should recognize that investing in foreign companies involves certain special considerations which typically are not associated with investing in U.S. companies. Because the stocks of foreign companies frequently are denominated in foreign currencies, and because the Fund may hold uninvested reserves in bank deposits in foreign currencies temporarily, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit the Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         As foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable with those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies generally are less liquid and more volatile than securities of comparable domestic companies. There generally is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect U.S. investments in foreign countries.

         Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges generally are higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by the Fund.

         Brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         In addition, excess cash invested with depository institutions domiciled outside the continental U.S., as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit ultimately is placed will be exclusively for the Fund's account.

         Other Investment Companies. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the 1940 Act require that the Fund limit its investments so that, as determined immediately after a securities purchase is made, (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group, (b) the Fund and any company or companies controlled by the Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase and (c) the Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could affect adversely the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board.

         Forward Contracts. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with the Fund's forward contract purchases, the Fund's custodian will maintain in a segregated account cash or liquid assets with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts presently are not regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may regulate them in the future and limit the ability of the Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.


                               PURCHASE OF SHARES

         The purchase price of shares of the Fund is the net asset value next determined after receipt of the purchase order in proper order by the transfer agent.

         The Fund and its distributor reserve the right in their sole discretion
(i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and (iii) to reduce or waive the minimums for initial and subsequent investments from time to time.

         At the Fund's discretion, shares of Fund also may be purchased by exchanging securities acceptable to the Fund. The Fund need not accept any security offered for exchange unless it is consistent with the Fund's investment objective and restrictions and is acceptable otherwise to the Fund. Securities accepted in exchange for shares will be valued in accordance with the Fund's usual valuation procedures. Investors interested in making an in-kind purchase of Fund shares must first telephone the Adviser to advise it of their intended action and obtain instructions for an in-kind purchase.


                              REDEMPTION OF SHARES

    The Fund may suspend  redemption  privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"); (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets; and (iii) for such other periods as the Commission may permit.

         No charge is made by the Fund for redemptions. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by the Fund.


                               PORTFOLIO TURNOVER

    The portfolio turnover rate of the Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. Although the portfolio turnover rate may vary from year to year, the Adviser expects, during normal market conditions, that the Fund's portfolio turnover rate will not exceed 100%. For the year ended December 31, 1997 and for the period February 7, 1996 (commencement of operations) through December 31, 1996, the portfolio turnover rates were 90% and 53%, respectively.


                             INVESTMENT LIMITATIONS

         The Fund is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of (1) 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund. The Fund will not:

         (1) enter into commodities or commodity contracts, other than forward contracts;

         (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed and (ii) by entering into repurchase agreements;

         (4) purchase on margin or sell short except as specified above in investment limitation (1);

         (5) purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (6) with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (7) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (8) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

         (8) borrow money, except that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets at the time of the borrowing, provided, however, that the Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding;

         (9)      underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting;

         (10) invest for the purpose of exercising control over management of any company; and

         (11) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.

         In addition, as non-fundamental policies, the Fund will not (i) invest more than 15% of the net assets of the Fund, at the time of purchase, in
securities  for  which  there  are  no  readily  available  markets,   including
repurchase agreements which have maturities of more than seven days; (ii) pledge, mortgage or hypothecate any of its assets to an extent greater than 15% of its total assets at fair market value, except as described in the Prospectus and this SAI, but the deposit of assets in a segregated account in connection with the purchase of securities on a when issued, delayed settlement or forward delivery basis will not be deemed to be pledges of the Fund's assets for purposes of this investment policy; (iii) invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; (iv) invest more than 5% of the value of the Fund's net assets in warrants, valued at the lower of cost or market, including within that amount up to 2% of the value of the Fund's net assets warrants which are not listed on the New York or American Stock Exchange (warrants acquired by the Fund in units or attached to securities may be deemed to be without value); and (v) write or acquire options or interests in oil, gas or other mineral leases.

         With regard to non-fundamental policy (iii), the 1940 Act currently prohibits an investment company from acquiring securities of another investment company if, as a result of the transaction, the acquiring company and any company or companies controlled by it would own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring company or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the acquired company) having an aggregate value in excess of 10% of the value of the total assets of the acquiring company. To the extent that the Fund invests in shares of other investment companies, the Fund's shareholders will be subject to expenses of such other investment companies, in addition to expenses of the Fund. With regard to non-fundamental policy (v), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral leases, shall not be prohibited by the limitation.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by the Fund that exceed the limitation set forth in investment limitation (8) above must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays). In addition, the Fund will limit its aggregate holdings of illiquid assets to 15% of its net assets.

                             MANAGEMENT OF THE FUND

Board Members and Officers. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day to day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years.


           Name, Address and Position              Age    Principal Occupation During Past Five Years

Jean G. Pilloud,* President and Chairman            54    Senior Manager of Pictet & Cie.
Pictet & Cie
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jean-Francois Demole,* Trustee                      36    Chief Executive  Officer of Pictet (Canada) & Company Ltd.
Pictet & Cie.                                             since  March  1994;   Vice  President  of  Pictet  &  Cie,
29, Boulevard Georges-Favon                               December 1990 to March 1994.
1204 Geneva
Switzerland


Jeffrey P. Somers,* Trustee                         55    Officer,  Director and Stockholder of Morse,  Barnes-Brown
Morse, Barnes-Brown & Pendleton                           & Pendleton  (law  firm);  Associate  lawyer and  Partner,
1601 Trapelo Road                                         Gadsby & Hannah prior to February 1995.
Reservoir Place
Waltham, MA  02154

Bruce W. Schnitzer, Trustee                         53    Chairman of the Board of Wand  Partners,  Inc.;  Director,
Wand Partners, Inc.                                       PennCorp Financial Group and AMRESCO Inc.
630 Fifth Avenue
Suite 2435
New York, NY  10111
David J. Callard, Trustee                           59    President,  Wand Partners, Inc.; Director,  Waverly, Inc.,
Wand Partners, Inc.                                       Chartwell  Re  Corporation,   and  Information  Management
630 Fifth Avenue                                          Associates, Inc.
Suite 2435
New York, NY  10111

Gail A. Hanson, Secretary                           56    Counsel,  First Data  Investor  Services  Group,  Inc. Ms.
First Data Investor Services Group, Inc.                  Hanson has been employed by First Data  Investor  Services
One Exchange Place                                        Group,  Inc.  since  September  1994.  Prior to  September
53 State Street                                           1994, she was employed as an Associate at Bingham,  Dana &
Boston, MA 02109                                          Gould.

Jeffrey Lewis, Treasurer                            39    Since 1994,  Vice  President of Fund  Accounting at First
First Data Investor Services Group,                       Data Investor  Services  Group,  Inc. From January,  1984
Inc.                                                      through  July,  1994,  Mr.  Lewis was an  Assistant  Vice
One Exchange Place                                        President - Assistant  Controller for Colonial Management
Boston, MA  02109                                         Associates,  Inc.  proprietary  mutual  funds.  Prior  to
                                                          that time,  he was  employed by Keystone  Provident  Life
                                                          Insurance Co. and State Street Bank and Trust Company.


Remuneration of Board Members. The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board and Committee meeting attended and out-of-pocket expenses incurred in attending such meetings.

                               Compensation Table

    The following table sets forth the compensation paid to the Trustees of the Trust for the year ended December 31, 1997. Compensation is not paid to any officers of the Trust by the Fund. Further, the Trust does not provide any pension or retirement benefits to its Trustees and officers.

                                                                                                TOTAL
                                                                                             COMPENSATION
                                                            AGGREGATE                       FROM THE TRUST
                 NAME OF PERSON AND POSITION               COMPENSATION                    AND COMPLEX PAID
                                                          FROM THE TRUST                     TO TRUSTEES

             David J. Callard                                 $8,250                            $8,250
                  Trustee

             Jean-Francois Demole                               $0                                $0
                  Trustee

             Jean G. Pilloud                                    $0                                $0
                  Trustee

             Bruce W. Schnizter                               $5,750                            $5,750
                  Trustee

             Jeffrey P. Somers                                $7,250                            $7,250
                  Trustee


               Control Persons and Principal Holders of Securities

         As of April 15, 1998, the following entities owned 5% or more of the outstanding shares of the Fund:

         Lateen & Co...................................................     59.60%
         c/o State Street Bank Boston
         1001 19th Street North, Suite 1600
         Arlington, VA  22209

         Banker Trust Company TTEE.....................................     39.90%
         First Energy Master Trust
         c/o BTNY Services Inc.
         100 Plaza One
         Mail Stop 3048
         Jersey City, NJ  07311

         Richard T. Peery..............................................     19.50%
         2560 Mission College
         Blvd #101
         Santa Clara, CA  95054

         Walter Meranze................................................     15.60%
         c/o Prudential; Securities Inc.
         610 Old York Road #400
         Jenkintown, PA  19046

         Bessemer Trust Company........................................     14.50%
         Attention Carl Schutt
         100 Woodbridge Center Drive
         Woodbridge, NJ  07095

         David Snavely.................................................     11.11%
         6135 Trust Drive
         Holland, OH  43528

         John Arrilliga................................................      9.75%
         2560 Mission College
         Blvd #101
         Santa Clara, CA  95054

         Ellen Ross....................................................      8.19%
         3424 Del Monte Drive
         Houston, TX  77019


         As of April 15,  1998,  the  Trustees  and  officers  of the Trust  owned less than 1% of the  outstanding shares of the Fund.




                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of the Fund, has entered into an investment advisory agreement with Pictet International Management Limited. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Fund, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Fund.

    As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services calculated daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.20% of the Fund's average daily net assets. For the year ended December 31, 1997 and for the period February 7, 1996 (commencement of operations) through December 31, 1996, the Fund incurred $256,059 and $218,700, respectively, in fees for advisory services. For this period, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                                                Year              Period
                                                                Ended              Ended
                                                              December           December
                                                              31, 1997           31, 1996

Fees Waived       .........                                   $210,536           $218,700
           ------------------------------------------
Expenses Reimbursed........                                  $  47,315          $  56,678
                   ----------------------------------


    The Adviser, located at Cutlers Gardens, 5 Devonshire Square, London, England EC2M 4LD, is the wholly-owned subsidiary of Pictet (Canada) and Company Ltd. ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and eight limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.

          Administrative services are provided to the Trust by First Data Investor Services Group, Inc. ("Investor Services Group") pursuant to an administration agreement. For the year ended December 31, 1997 and for the period February 7, 1996 (commencement of operations) through December 31, 1996, the Fund paid $74,782 and $84,039, respectively, in fees to Investor Services Group, Inc. for administration services. See "Administrative Services" in the Prospectus for information concerning the substantive provisions of the administration agreement.

         Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.

         Coopers & Lybrand L.L.P., located at One Post Office Square, Boston, Massachusetts 02109, serves as independent accountants for the Trust and audits its financial statements annually.

                                   DISTRIBUTOR

         Shares of the Fund are distributed continuously and are offered without a sales load by First Data Distributors, Inc. (the "Distributor") pursuant to a distribution agreement between the Trust and the Distributor.


                             PORTFOLIO TRANSACTIONS

    The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. The Adviser, may, however, consistent with the interests of the Fund, select brokers on the basis of the research, statistical and pricing services they provide to the Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients. Brokerage commissions paid by the Fund for the year ended December 31, 1997 and for the period February 7, 1996 (commencement of operations) through December 31, 1996 were $158,477 and $165,197, respectively. None of these commissions were paid to an affiliate.

         Some securities considered for investment by the Fund may be appropriate also for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.


                     ADDITIONAL INFORMATION CONCERNING TAXES

         General. The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

    The Fund is treated as a separate taxable entity under the Internal Revenue Code of 1986, as amended (the "Code"), and has elected to be treated and intends to qualify each year as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, the Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of the Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from forward contracts) derived with respect to its business of investing in such stock, securities or currencies. The Treasury Department by regulation may exclude from qualifying income foreign currency gains which are not related directly to the Fund's principal business of investing in stock or securities. Any income derived by the Fund from a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

         In order to qualify as a regulated investment company, the Fund must also diversify its holdings so that, at the close of each quarter of its taxable year (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

    Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as a capital gain, regardless of how long the shareholder has held the Fund's shares. The Fund will designate such distributions as capital gain distributions in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Capital gain distributions may be subject to tax at different maximum rates for individual (noncorporate) investors, depending upon each investor's tax bracket, the assets from which the Fund realized the gains, and the Fund's holding periods for those assets.

     Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure for capital gains and losses that was added to the Code by federal tax legislation enacted in 1997. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distributions received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of the Fund are acquired (including dividend reinvestments) within a prescribed period.

         If the Fund retains net capital gain for reinvestment, the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the Federal income taxes paid by the Fund on such gain as a credit against their own Federal income tax liabilities and would be entitled to an increase in their basis in their Fund shares.

         If for any taxable year the Fund does not qualify for the special Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends-received deduction for corporations.

    Foreign Taxes. Income (including, in some cases, capital gains) received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and other qualified foreign taxes paid by it (not in excess of its actual tax liability). If this election is made, each taxable shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the qualified foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to holding period requirements and other limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If the Fund makes this election, each shareholder will be notified within 60 days after the close of the Fund's taxable year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

    The Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operating as investment companies, also may satisfy the PFIC definition. A portion of the income and gains that the Fund derives from an equity investment in a PFIC may be subject to a non-deductible Federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income actually is distributed by the PFIC or by making an election to mark its PFIC investments to market or by otherwise managing its PFIC investments. These elections could require the Fund to recognize taxable gain or income (subject to tax distribution requirements) without the receipt of any corresponding amount of cash. Additionally, gains from PFIC investments will generally be treated as ordinary income rather than capital gain. The Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, or a PFIC may be the only practicable way to invest in certain countries, the Fund may incur the PFIC tax in some instances.

         Other Tax Matters. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include transactions in foreign currency denominated debt instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and, absent an election that may be available in some cases, generally is taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of the Fund's income, gain or loss and hence of its distributions to shareholders. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

         The Fund may be required to recognize income currently each taxable year for Federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, the Fund must distribute substantially all of its income to shareholders. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.


    Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 1997, the Fund has elected to defer capital losses and currency losses occurring between November 1, 1997 and December 31, 1997 of $413,130 and $44,080, respectively, under these rules. Such losses will be treated as arising on the first day of the year ending December 31, 1998.

         The Fund is not liable for Massachusetts corporate excise taxes or franchise taxes and, provided that it qualifies as a regulated investment company, will not be required to pay Massachusetts income tax.

         Exchange  control   regulations  that  may  restrict   repatriation  of
investment income, capital or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund effectively is connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

                            PERFORMANCE CALCULATIONS

         The Fund may advertise its average annual total return. The Fund computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                     T               = [( ERV )1/n - 1] P

             Where:  T    =   average annual total return
               ERV        =   ending redeemable value at the end
                              of  the   period   covered   by  the
                              computation of a hypothetical $1,000
                              payment made at the beginning of the
                              period

                     P    =   hypothetical initial payment of  $1,000

                     n    =   period covered by the computation, expressed in
                              terms of years

         The Fund computes its aggregate total return by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                                   T    =   [(  ERV  ) - 1]
                                                   P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund's average annual total return and aggregate total return do not reflect any fees charged by Institutions to their clients.

                               GENERAL INFORMATION

         Dividends and Capital Gain Distributions

         The Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that generally will avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gain distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of the Fund by an investor may have the effect of reducing the per share net asset value of the Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.

         Massachusetts Business Trust

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may be held personally liable as partners for its obligations under certain circumstances. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


                              FINANCIAL STATEMENTS

    The Trust's annual report for the year ended December 31, 1997 accompanies this Statement of Additional Information and the Fund's financial statements and related notes and the report of independent accountants contained therein are incorporated by reference in to this Statement of Additional Information.

                                    APPENDIX
              DESCRIPTION OF RATINGS AND U.S. GOVERNMENT SECURITIES

I.       Description of Commercial Paper Ratings

         Description of Moody's highest commercial paper rating:

         Prime-1 ("P-1") --judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Description of S&P highest commercial papers ratings:

          A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming.

         A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

         Description of Bond Ratings

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

            A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.

II.      Description of U.S. Government Securities and Certain Other Securities

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States Government. Securities issued or guaranteed by Federal agencies and U.S. Government-sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration and Federal Financing Bank. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association, are backed, in effect, by the full faith and credit of the U.S. through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the U.S., but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally-chartered institutions under government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.


                              C: OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

              List all financial statements and exhibits filed as part of the Registration Statement.

              (a)     Financial Statements:

                      Included in Part A:

                      Financial Highlights

                      Included in Part B:

                         The Registrant's  financial statements contained in the
                      Annual Report for the fiscal year ended December 31, 1997 and the Report of Independent Accountants dated February
                      25, 1998, are  incorporated by reference to the Definitive
                      30b2-1  filed  (EDGAR  Form  N-30D)  on March  9,  1998 as
                      Accession #0000927405-98-000069.

              (b)     Exhibits:

                      (1)(a)        Declaration  of Trust  dated May 23, 1995 is
                                    incorporated by reference to  Post-Effective
                                    No.  3 as  filed  with  the  Securities  and
                                    Exchange    Commission   January   2,   1996
                                    ("Post-Effective Amendment No. 3").

                      (1)(b)        Amendment to the Declaration of Trust dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

                      (1)(c)        Amendment to the Declaration of Trust dated December 28, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

                      (1)(d)        Amendment to the  Declaration of Trust dated
                                    March 1, 1996 is incorporated by reference to Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission
                                    April 1, 1996 ("Post-Effective Amendment No.
                                    4").

                         (1)(e)     Amendment to the Declaration of Trust dated April 17, 1997 is filed herein.

                      (2)           By-Laws dated May 23, 1995 is incorporated by reference to
                                    Post-Effective Amendment No. 3.

                      (3)           Not Applicable.

                      (4)           Not Applicable.

                      (5)(a)        Investment    Advisory   Agreement   between
                                    Registrant    and    Pictet    International
                                    Management  Limited  dated  October  3, 1995
                                    with  respect  to  Pictet  Global   Emerging
                                    Markets Fund is incorporated by reference to
                                    Post-Effective Amendment No. 3

                      (5)(b)        Supplement  dated  January  2,  1996  to the
                                    Investment  Advisory  Agreement with respect
                                    to Pictet International Small Companies Fund
                                    is     incorporated    by    reference    to
                                    Post-Effective Amendment No. 4.

                         (5)(c)     Supplement  dated March 12, 1997 to the  Investment  Advisory  Agreement with respect to Pictet Eastern European Fund is filed herein.

                      (6)(a)        Distribution    Agreement   between   Registrant   and   440   Financial
                                    Distributors,  Inc. (now known as First Data  Distributors,  Inc.) dated
                                    October 3, 1995 with respect to Pictet Global  Emerging  Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                      (6)(b)        Supplement  dated  January  2,  1996  to the
                                    Distribution   Agreement   with  respect  to
                                    Pictet International Small Companies Fund is
                                    incorporated by reference to  Post-Effective
                                    Amendment No. 4.

                          (6)(c)    Supplement  dated  March 12,  1997 to the  Distribution  Agreement  with respect to Pictet Eastern European Fund is filed herein.

                      (7)           Not Applicable.

                      (8)(a)        Custodian  Agreement  between  Registrant and Brown Brothers  Harriman &
                                    Co.  dated  September  15, 1995 with respect to Pictet  Global  Emerging
                                    Markets Fund is  incorporated by reference to  Post-Effective  Amendment
                                    No. 3.

                      (8)(b)        Amendment  to  Custodian   Agreement   dated
                                    January  10,  1996  with  respect  to Pictet
                                    International   Small   Companies   Fund  is
                                    incorporated by reference to  Post-Effective
                                    Amendment No. 4

                      (8)(c)        Amendment  to  Custodian   Agreement   dated
                                    September  13,  1996  is   incorporated   by
                                    reference to Post-Effective  Amendment No. 6
                                    filed  with  the   Securities  and  Exchange
                                    Commission February 17, 1997.

                      (8)(d)        Amendment to Custodian  Agreement  dated September 16, 1997 with respect to Pictet Eastern European Fund is filed herein.

                      (9)(a)        Transfer  Agency  and  Services  Agreement  between  Registrant  and The
                                    Shareholder  Services  Group,  Inc.  (now known as First  Data  Investor
                                    Services  Group,  Inc.)  dated  October  3, 1995 with  respect to Pictet
                                    Global   Emerging   Markets  Fund  is   incorporated   by  reference  to
                                    Post-Effective Amendment No. 3.

                      (9)(b)        Supplement  dated  January  2,  1996  to the
                                    Transfer Agency and Services  Agreement with
                                    respect   to  Pictet   International   Small
                                    Companies Fund is  incorporated by reference
                                    to Post-Effective Amendment No. 4.

                         (9)(c)     Supplement  dated  March  12,  1997  to  the
                                    Transfer Agency and Services Agreement with respect to Pictet Eastern European Fund is filed herein.


                      (9)(d)        Administration  Agreement  dated October 3, 1995 between  Registrant and
                                    The Shareholder  Services Group, Inc. (now known as First Data Investors
                                    Services  Group,  Inc.) with respect to Pictet Global  Emerging  Markets
                                    Fund is incorporated by reference to Post-Effective Amendment No. 3.

                      (9)(e)        Supplement  dated  January  2,  1996  to the
                                    Administration  Agreement  dated  October 3,
                                    1995 with  respect  to Pictet  International
                                    Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

                         (9)(f)     Supplement  dated March 12, 1997 to the  Administration  Agreement  with respect to Pictet Eastern European Fund is filed herein.

                      (10)          Not Applicable.

                      (11)          Consent of Independent Auditors is filed herein.

                      (12)          Not Applicable.

                      (13)(a)       Purchase  Agreement  dated  October  2, 1995
                                    with  respect  to  Pictet  Global   Emerging
                                    Markets Fund is incorporated by reference to
                                    Post-Effective Amendment No. 3.

                      (13)(b)  Purchase  Agreement  dated  February 1, 1996 with
                      respect  to  Pictet   International   Small  Companies  is
                      incorporated by reference to Post-Effective  Amendment No.
                      4.

                         (13)(c)    Purchase Agreement dated March 12, 1997 with respect to
                                    Pictet Eastern European Fund is filed herein.

                      (14)          Not Applicable.

                      (15)          Not Applicable.

                         (16)       Performance Data with respect to Pictet Eastern European Fund will be filed by amendment.

                      (17)          Financial Data Schedules are filed herein.

Item 25.      Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person.

Item 26.      Number of Holders of Securities

                  Title of Series                             Record Holders as of April 15, 1998
                  ---------------                             -----------------------------------
Pictet International Small Companies Fund                                            5
Pictet Global Emerging Markets Fund                                                  22
Pictet Eastern European Fund                                                         15

Item 27.      Indemnification

Under Section 4.3 of Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit, or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust, as amended, and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, as amended, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.



Item 28.      Business and Other Connections of Investment Adviser

Pictet International Management Limited (the "Adviser") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by eight partners. The Adviser, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

The list required by this Item 28 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15143).

Item 29.      Principal Underwriters


         (a)      In  addition  to  Panorama  Trust,  First  Data  Distributors,  Inc.  (the  "Distributor")
                  currently acts as distributor  for BT Insurance  Funds Trust,  The Galaxy Fund, The Galaxy
                  VIP Fund,  Galaxy Fund II,  First Choice Funds Trust,  Alleghany  Funds,  Wilshire  Target
                  Funds,  Inc.,  Potomac Funds,  Undiscovered  Managers  Funds,  LKCM Funds,  ABN-AMRO Funds
                  (f/k/a  Rembrandt  Funds),  IBJ Funds Trust and the ICM Series Trust.  The  Distributor is
                  registered  with the  Securities  and  Exchange  Commission  as a  broker-dealer  and is a
                  member  of  the  National   Association  of  Securities  Dealers.  The  Distributor  is  a
                  wholly-owned  subsidiary of First Data  Corporation and is located at 4400 Computer Drive,
                  Westborough, MA  01581.

         (b) The information required by this Item 29 (b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934, as amended (File No. 8-45467).

         (c)      Not Applicable.

Item 30.      Location of Accounts and Records

All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:

              Pictet International Management Limited
              Cutlers Gardens
              5 Devonshire Square
              London, England EC2M 4LD
              (records relating to its functions as investment adviser)

              Brown Brothers Harriman & Co.
              40 Water Street
              Boston, Massachusetts  02109
              (records relating to its functions as custodian)

              First Data Investor Services Group, Inc.
              One Exchange Place
              53 State Street
              Boston, Massachusetts  02109
              (records relating to its functions as administrator)

              First Data Investor Services Group, Inc.
              4400 Computer Drive
              Westboro, Massachusetts  01581-5120
              (records relating to its functions as transfer agent)

              First Data Distributors, Inc.
              4400 Computer Drive
              Westboro, Massachusetts  01581-5120
              (records relating to its functions as distributor)

Item 31.      Management Services

              Not Applicable.

Item 32.      Undertakings

         (a)      Not Applicable

         (b)      Not Applicable due to Rule changes.

         (c) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act, as amended, relating to communications with the shareholders of certain common-law trusts.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Panorama Trust certifies that this Post-Effective Amendment No. 8 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and Panorama Trust has duly caused this Post-Effective Amendment No.8 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 30th day of April 1998.

                                          PANORAMA TRUST

                                          By   /s/ Jean G. Pilloud
                                               Jean G. Pilloud
                                               Chairman, President and Trustee


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to the Registration Statement of Panorama Trust has been signed by the following persons in the capacities and on the dates indicated:

Signature                           Title                              Date

/s/ Jean G. Pilloud                 Chairman, President                April 30, 1998
-------------------
(Jean G. Pilloud)                   and Trustee
                                    (principal executive officer)

/s/ Jeffrey Lewis          Treasurer                          April 30, 1998
-----------------
(Jeffrey Lewis)                     (principal financial and
                                    accounting officer)

/s/ Jean-Francois Demole   Trustee                   April 30, 1998
(Jean-Francois Demole)

/s/ Jeffrey P. Somers, Esq.         Trustee                            April 30, 1998
---------------------------
(Jeffrey P. Somers, Esq.)

/s/ Bruce W. Schnitzer              Trustee                            April 30, 1998
----------------------
(Bruce W. Schnitzer)

/s/ David J. Callard                Trustee                            April 30, 1998
--------------------
(David J. Callard)




                                  EXHIBIT INDEX

Exhibit
Number            Description

(1)(e)            Amendment to the Declaration of Trust dated April 17, 1997.

(5)(c)            Supplement  dated  March 12, 1997 to the  Investment  Advisory
                  Agreement with respect to Pictet Eastern European Fund.


(6)(c) Supplement dated March 12, 1997 to the Distribution Agreement with respect to Pictet Eastern European Fund.

(8)(d)            Amendment to Custodian Agreement dated September 16, 1997 with respect to Pictet
                  Eastern European Fund

(9)(c)            Supplement  dated  March 12, 1997 to the  Transfer  Agency and
                  Services  Agreement  with respect to Pictet  Eastern  European
                  Fund.

(9)(f)            Supplement   dated  March  12,  1997  to  the   Administration
                  Agreement with respect to Pictet Eastern European Fund.

(11)              Consent of Independent Auditors.

(13)(c)           Purchase Agreement dated March 12, 1997 with respect to Pictet Eastern
                  European Fund.

(17)              Financial Data Schedules.
